PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.5%
Asset-Backed Securities 8.7%
Canada 0.0%
Fairstone Financial Issuance Trust, Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	1,500	$1,172,482
Ford Auto Securitization Trust,
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	400	309,345
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	500	391,582
					1,873,409
Cayman Islands 2.7%
Battalion CLO Ltd., Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.311(c)	07/18/30		5,500	5,497,716
Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.591(c)	01/17/28		4,000	4,002,070
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.329(c)	04/30/31		15,000	14,990,545
Carlyle US CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	1.274(c)	04/20/31		12,500	12,496,255
Elevation CLO Ltd., Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.521(c)	07/15/29		493	492,992
Generate CLO Ltd., Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.409(c)	01/22/31		5,000	4,999,994
Greywolf CLO Ltd., Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.549(c)	04/15/33		14,000	14,022,929
MidOcean Credit CLO,
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.368(c)	07/19/28		2,604	2,604,299
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.810(c)	02/20/31		2,000	1,999,124
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.404(c)	07/20/31		2,000	1,999,955
Mountain View CLO Ltd.,
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	2.021(c)	07/15/31		5,750	5,748,594

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Mountain View CLO Ltd., (cont’d.)
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.491%(c)	10/15/34	15,000	$15,000,028
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	1.991(c)	04/17/31	2,000	2,000,188
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.304(c)	04/20/31	5,000	5,000,278

Race Point CLO Ltd., Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.200(c)	02/20/30	8,540	8,534,817
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.244(c)	05/07/31	5,000	4,998,614
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	1.844(c)	05/07/31	6,500	6,496,945
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.804(c)	04/20/29	10,000	9,996,397

Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.368(c)	04/25/31	6,250	6,248,356
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.494(c)	07/20/30	460	459,714
TIAA CLO Ltd., Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.454(c)	07/20/31	2,000	2,000,126
Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.741(c)	04/15/29	3,700	3,695,412
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.228(c)	04/25/31	4,500	4,496,313
Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.391(c)	01/17/31	2,500	2,500,120
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.431(c)	07/15/31	8,500	8,503,754

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Zais CLO Ltd., (cont’d.)
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.531%(c)	04/15/30		733	$728,797
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.191(c)	04/15/29		5,097	5,093,448
					154,607,780
Ireland 3.8%
Anchorage Capital Europe CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	0.870(c)	04/25/34	EUR	4,000	4,483,315
Ares European CLO DAC, Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.250(c)	04/15/30	EUR	8,000	8,961,178
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	1,500	1,685,231
BNPP AM Euro CLO DAC, Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.600(c)	04/15/31	EUR	10,000	11,182,628
Bosphorus CLO DAC, Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/25/34	EUR	20,000	22,404,107
Capital Four CLO DAC, Series 02A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	23,000	25,869,014
Carlyle Euro CLO DAC,
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.300(c)	08/15/30	EUR	9,500	10,628,737
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	20,000	22,360,470
CIFC European Funding CLO DAC,
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	15,000	16,869,857
Series 03A, Class B2, 144A	2.000	01/15/34	EUR	11,500	12,938,447

European Residential Loan Securitisation, Series 2021-NPLA, Class A1, 144A	0.000(cc)	11/25/60	EUR	1,500	1,663,863
Hayfin Emerald CLO, Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	11/17/32	EUR	18,500	20,790,644
Henley CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.900(c)	04/25/34	EUR	5,000	5,605,422

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Ireland (cont’d.)

Invesco Euro CLO DAC, Series 01A, Class A2R, 144A	0.800%	07/15/31	EUR	30,000	$33,643,488
OAK Hill European Credit Partners DAC, Series 2017-06A, Class A2, 144A	1.150	01/20/32	EUR	3,000	3,371,198
Providus CLO DAC, Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	07/15/31	EUR	7,500	8,418,852
Rathlin Residential DAC, Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	1.432(c)	09/27/75	EUR	1,428	1,582,016
					212,458,467
Spain 0.1%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	5,882	5,947,668
United Kingdom 0.3%
Newday Funding Master Issuer PLC,
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)	1.127(c)	03/15/29	GBP	3,700	4,994,031
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	1.150(c)	03/15/29		3,500	3,512,530

Newday Partnership Funding PLC, Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.639(c)	11/15/28	GBP	6,205	8,430,824
					16,937,385
United States 1.8%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655% (Cap N/A, Floor 2.655%)	2.763(c)	08/25/32		297	300,595
Series 2002-03, Class M3, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.958(c)	08/25/32		153	153,654

Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.228(c)	05/17/31		15,000	14,991,607

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

Chase Funding Trust, Series 2003-04, Class 2A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.708%(c)	05/25/33	496	$487,671
CHEC Loan Trust, Series 2004-01, Class A3, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.108(c)	07/25/34	478	474,904
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 144A	1.980	08/25/50	2,593	2,567,966
Credit Suisse Mortgage Trust, Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%	2.258(c)	04/25/38	1,620	1,641,712
EquiFirst Mortgage Loan Trust, Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)	0.588(c)	01/25/34	539	522,466
Exeter Automobile Receivables Trust, Series 2020-03A, Class D	1.730	07/15/26	700	701,518
Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33	1,300	1,269,294
Ford Credit Floorplan Master Owner Trust, Series 2020-02, Class C	1.870	09/15/27	2,100	2,048,677
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	1,229	1,392,522
Series 2020-02, Class E, 144A	3.072	02/25/28	1,923	1,928,287
Series 2020-02, Class R, 144A	31.355	02/25/28	572	629,963
Series 2021-01, Class E, 144A	2.365	09/25/28	418	415,504
Series 2021-01, Class F, 144A	4.280	09/25/28	600	593,672
Series 2021-01, Class R, 144A	28.348	09/25/28	1,952	2,173,932
Series 2021-02, Class F, 144A	4.393	12/26/28	600	593,247
Series 2021-03, Class F, 144A	3.694	02/26/29	600	584,556
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43	3,430	1,173,206
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	1,103	1,122,024
Series 2019-A, Class R, 144A	0.000	10/25/48	2,782	538,070
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	1,100	1,101,078
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	2,133	2,134,220

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31	1,100	1,088,464
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28	2,300	2,324,629
Series 2021-01A, Class D, 144A	5.050	11/20/31	1,900	1,913,519

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

Long Beach Mortgage Loan Trust, Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	0.963%(c)	07/25/34	111	$110,310
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34	1,800	1,802,950
MASTR Asset-Backed Securities Trust, Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.008(c)	04/25/34	1,056	1,039,681
Merrill Lynch Mortgage Investors Trust, Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.308(c)	08/25/35	28	27,523
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.158(c)	09/25/33	83	83,035
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM03, Class A3, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.088(c)	02/25/33	136	135,324
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A	2.500	09/16/69	2,000	1,974,643
Series 2021-A, Class B, 144A	2.240	05/15/69	1,850	1,805,068

OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950	11/14/28	1,300	1,369,365
Oportun Funding LLC, Series 2020-01, Class A, 144A	2.200	05/15/24	331	331,083
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25	4,158	4,192,422
Series 2019-A, Class D, 144A	6.220	08/08/25	3,400	3,439,618
Oportun Funding XIV LLC,
Series 2021-A, Class C, 144A	3.440	03/08/28	1,200	1,207,794
Series 2021-A, Class D, 144A	5.400	03/08/28	500	502,766

PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.458(c)	04/25/23	4,290	4,267,103
Santander Bank NA, Series 2021-01A, Class D, 144A	5.004	12/15/31	1,300	1,287,775
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27	850	832,122
Series 2021-AA, Class R, 144A	0.000	08/15/28	6	831,106
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45	4,499	4,602,770
Series 2019-D, Class 1PT, 144A	2.900(cc)	01/16/46	4,612	4,704,973
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45	5,989	6,040,405

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)

SoFi Professional Loan Program LLC, Series 2019-C, Class BFX, 144A	3.050%	11/16/48		2,100	$2,101,621
SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.358(c)	11/29/24		4,170	4,170,290
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 3.750%)	1.358(c)	11/29/24		2,406	2,406,411
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.908(c)	06/25/24		9,330	9,313,696
					103,446,811

Total Asset-Backed Securities (cost $510,229,693)					495,271,520
Bank Loans 1.2%
Germany 0.1%
Speedster Bidco GmbH, Second Lien Term Loan, 6 Month EURIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.000(c)	03/31/28	EUR	3,265	3,677,234
United Kingdom 1.1%
CD&R Firefly Bidco Ltd., Initial Term Loan, SONIA + 8.356% (original cost $22,458,190; purchased 06/03/21)^(f)	8.459(c)	06/19/26	GBP	16,075	21,619,268
Constellation Automotive Group Ltd., Facility B2 Loan, SONIA + 4.750%	4.853(c)	07/28/28	GBP	8,850	11,847,816
EG Group Ltd., Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)	7.000(c)	04/30/27	EUR	23,880	26,895,056
					60,362,140

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
United States 0.0%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000%(c)	11/01/25		1,199	$1,291,173
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.360(c)	08/24/26		2,302	929,980
					2,221,153

Total Bank Loans (cost $69,197,134)					66,260,527
Commercial Mortgage-Backed Securities 7.1%
Canada 0.0%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	2,134	1,668,095
Ireland 0.5%
Taurus DAC,
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	2.650(c)	05/17/31	GBP	546	734,952
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 0.000%)	1.550(c)	08/17/31	GBP	5,244	7,026,312
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 0.000%)	1.800(c)	08/17/31	GBP	8,607	11,533,087
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 0.000%)	2.150(c)	08/17/31	GBP	7,171	9,613,158
					28,907,509
United Kingdom 0.0%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.069(c)	01/23/29	GBP	500	676,024
United States 6.6%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		1,000	930,659
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		1,000	917,236
BANK,
Series 2017-BNK05, Class A3	3.020	06/15/60		3,600	3,670,505
Series 2017-BNK06, Class A3	3.125	07/15/60		4,400	4,492,527

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
BANK, (cont’d.)
Series 2019-BN21, Class A3	2.458%	10/17/52	6,293	$6,345,027
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	5,000	5,194,952
Series 2018-B03, Class A3	3.746	04/10/51	7,200	7,475,217
Series 2020-B17, Class A4	2.042	03/15/53	6,200	5,987,225
Series 2020-B20, Class A3	1.945	10/15/53	11,000	10,713,994
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.106(c)	10/15/36	2,805	2,787,578
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.406(c)	10/15/36	7,416	7,323,262
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.756(c)	10/15/36	22,142	21,808,945
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.106(c)	12/15/36	3,124	3,100,635
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.606(c)	12/15/36	10,852	10,743,424

Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A3	2.647	11/15/52	16,531	16,616,298
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	9,397	9,589,696
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.437(cc)	05/10/47	27,500	269,409
Series 2016-GC37, Class XB, IO	0.693(cc)	04/10/49	33,868	904,807
Series 2016-P04, Class XB, IO	1.316(cc)	07/10/49	9,100	502,855
Series 2017-P08, Class A2	3.109	09/15/50	2,000	2,021,226

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.872(c)	11/15/37	4,399	4,390,507
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	1.888(cc)	05/15/45	1,673	2
Series 2014-UBS04, Class XB, IO, 144A	0.216(cc)	08/10/47	50,000	264,285
Series 2015-CR24, Class A4	3.432	08/10/48	3,819	3,908,009

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.256(c)	05/15/36	14,125	14,111,656
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A3	4.095	04/15/51	2,250	2,329,256
Series 2019-C17, Class A3	2.769	09/15/52	12,444	12,722,354

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	3,000	2,832,615

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A3	2.362%	08/10/49	1,500	$1,503,625
Series 2017-C06, Class A3	3.269	06/10/50	4,400	4,482,519
Series 2020-C09, Class A3	1.882	08/15/53	20,000	19,512,568

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	500	505,016
ELP Commercial Mortgage Trust, Series 2021-ELP, Class F, 144A, 1 Month LIBOR + 2.667% (Cap N/A, Floor 2.667%)	2.774(c)	11/15/38	23,600	23,391,820
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019, Class X1, IO	1.575(cc)	03/25/22	2,815	28
Series K020, Class X1, IO	1.333(cc)	05/25/22	7,766	9,768
Series K025, Class X1, IO	0.778(cc)	10/25/22	17,271	73,977
Series K037, Class X1, IO	0.932(cc)	01/25/24	9,956	154,011
Series K043, Class X1, IO	0.518(cc)	12/25/24	11,780	162,061
Series K049, Class X1, IO	0.584(cc)	07/25/25	39,374	699,642
Series K052, Class X1, IO	0.645(cc)	11/25/25	11,774	251,552
Series K053, Class X1, IO	0.881(cc)	12/25/25	44,511	1,316,107
Series K054, Class X1, IO	1.162(cc)	01/25/26	30,040	1,202,596
Series K058, Class X1, IO	0.920(cc)	08/25/26	40,476	1,482,512
Series K090, Class X1, IO	0.705(cc)	02/25/29	22,952	1,060,877
Series K111, Class X1, IO	1.572(cc)	05/25/30	29,361	3,276,454
Series K113, Class X1, IO	1.387(cc)	06/25/30	119,111	11,819,876
Series K114, Class X1, IO	1.118(cc)	06/25/30	75,423	6,141,721
Series K116, Class X1, IO	1.426(cc)	07/25/30	49,151	4,966,765
Series K121, Class X1, IO	1.028(cc)	10/25/30	126,981	9,455,506
Series KG03, Class X1, IO	1.381(cc)	06/25/30	101,850	9,887,150
Series Q001, Class XA, IO	2.140(cc)	02/25/32	6,087	604,449

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)^	2.355(c)	08/17/23	17,250	17,250,000
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class C, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)	1.659(c)	11/21/35	7,700	7,646,842
Series 2021-RENT, Class D, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.959(c)	11/21/35	4,454	4,425,946
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.427(cc)	04/10/47	30,000	267,795
Series 2014-GC22, Class XB, IO	0.296(cc)	06/10/47	35,000	282,566
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	38,517
Series 2014-GC26, Class XB, IO	0.309(cc)	11/10/47	56,483	512,905

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515%	03/15/49	966	$976,894
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A3	3.342	03/15/50	1,600	1,608,890
Series 2017-JP06, Class A3	3.109	07/15/50	4,600	4,659,222
Series 2017-JP07, Class A3	3.379	09/15/50	5,100	5,206,708

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A4	1.915	05/13/53	10,000	9,577,603
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	5,564	5,611,012
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40	3,775	3,382,431
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A3	2.731	11/15/49	298	296,892
Morgan Stanley Capital I Trust,
Series 2016-UBS09, Class A2	2.982	03/15/49	286	289,099
Series 2017-H01, Class A3	3.153	06/15/50	4,500	4,598,366
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	1,700	1,605,784
Series 2020-HR08, Class XB, IO	0.878(cc)	07/15/53	54,413	3,753,648
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.306(c)	01/15/36	8,475	8,469,925
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.856(c)	01/15/36	2,975	2,973,214
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301	10/15/50	6,500	6,653,025
Series 2017-C06, Class A3	3.581	12/15/50	5,000	5,080,273
Series 2017-C07, Class A3	3.418	12/15/50	4,400	4,589,993

UBS-Barclays Commercial Mortgage Trust, Series 2012-C02, Class XA, IO, 144A	1.267(cc)	05/10/63	3,978	7,324
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.928(cc)	07/15/48	24,000	909,130
Series 2016-LC24, Class XB, IO	0.979(cc)	10/15/49	20,910	872,152
Series 2021-FCMT, Class B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.956(c)	05/15/31	1,800	1,799,999

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.506%(c)	05/15/31		1,700	$1,697,957
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)	3.606(c)	05/15/31		2,200	2,199,341
					371,158,214

Total Commercial Mortgage-Backed Securities (cost $403,792,060)					402,409,842
Corporate Bonds 42.3%
Australia 0.1%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, EMTN	3.700	03/18/24	CNH	2,000	317,337
Westpac Banking Corp., Sr. Unsec’d. Notes, EMTN	4.420	08/14/23	CNH	21,000	3,373,302
					3,690,639
Belgium 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46		7,380	8,762,842
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.550	01/23/49		3,800	4,904,510
					13,667,352
Brazil 0.7%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	9,621	13,369,483
Gtd. Notes	6.625	01/16/34	GBP	8,080	11,748,533
Gtd. Notes, EMTN	6.250	12/14/26	GBP	8,644	12,533,778

Suzano Austria GmbH, Gtd. Notes	6.000	01/15/29		200	225,376
Swiss Insured Brazil Power Finance Sarl, Sr. Sec’d. Notes	9.850	07/16/32	BRL	20,174	3,585,303
					41,462,473

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Bulgaria 0.3%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450%	07/22/28	EUR	14,580	$16,000,541
Canada 0.9%
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250	04/01/42		35	42,914
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	57,674
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	65,147
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		3,900	3,963,567
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		4,050	4,192,035
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		2,535	2,567,954
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		2,320	2,250,287
Gtd. Notes, 144A	6.250	09/15/27		2,175	2,241,695
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,675	1,667,136
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes(a)	2.650	01/15/32		1,340	1,272,422
Sr. Unsec’d. Notes(a)	3.750	02/15/52		955	917,145
Sr. Unsec’d. Notes(a)	4.250	04/15/27		3,500	3,745,204
Hydro-Quebec,
Local Gov’t. Gtd. Notes, MTN	6.000	02/15/40	CAD	1,000	1,123,938
Local Gov’t. Gtd. Notes, Series B, MTN	8.400	03/28/25		654	780,091
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29		600	847,228
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		1,000	1,516,467
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30		800	1,244,784
Local Gov’t. Gtd. Notes, Series JM	5.000	02/15/45	CAD	2,000	2,113,291

Kinross Gold Corp., Gtd. Notes	5.950	03/15/24		1,000	1,070,573
MEG Energy Corp., Gtd. Notes, 144A	7.125	02/01/27		1,225	1,270,877
Methanex Corp., Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,551,004
Ontario Electricity Financial Corp., Local Gov’t. Gtd. Notes, Series 40	1.848(s)	04/11/31	CAD	10,000	6,188,388
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	2.500	10/15/31		1,775	1,733,930
Rogers Communications, Inc., Gtd. Notes	3.250	05/01/29	CAD	700	550,798

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)
Teck Resources Ltd.,
Sr. Unsec’d. Notes	5.400%	02/01/43		1,403	$1,621,240
Sr. Unsec’d. Notes	6.000	08/15/40		4,360	5,309,288

Toronto-Dominion Bank (The), Sr. Unsec’d. Notes	2.050	07/10/24	AUD	2,470	1,756,578
					51,661,655
China 0.9%
Agricultural Development Bank of China,
Sr. Unsec’d. Notes	3.400	11/06/24	CNH	72,790	11,635,484
Sr. Unsec’d. Notes	3.800	10/27/30	CNH	55,000	9,090,432
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		2,180	2,236,032
Sr. Sec’d. Notes, Series C	3.955	03/29/23		10,048	10,134,120

Bank of China Ltd., Sr. Unsec’d. Notes, EMTN	3.300	04/17/22	CNH	4,950	777,881
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	25,000	4,251,057
Sr. Unsec’d. Notes, EMTN	4.350	08/06/24	CNH	4,700	766,802
Sr. Unsec’d. Notes, EMTN	4.350	09/19/24	CNH	8,990	1,469,266
Unsec’d. Notes	1.860	04/09/23	CNH	10,000	1,563,582
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,666,512
Unsec’d. Notes, Series 2015	3.700	10/20/30	CNH	20,000	3,297,607
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A	3.150	05/01/27		575	591,766
Gtd. Notes, 144A	3.400	05/01/30		725	747,224

State Grid Overseas Investment BVI Ltd., Gtd. Notes, EMTN	0.797	08/05/26	EUR	3,830	4,313,585
					53,541,350
Denmark 0.3%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A	1.171(ff)	12/08/23		9,300	9,267,486
Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26		4,645	4,501,962
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25		1,095	1,121,464
					14,890,912
France 2.7%
Altice France SA, Sr. Sec’d. Notes	3.375	01/15/28	EUR	8,475	8,890,457

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, Series 19	0.999%	10/15/25	JPY	200,000	$1,778,832
Sr. Unsec’d. Notes, Series 21	0.300	10/13/23	JPY	300,000	2,607,951
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27		3,400	3,245,038
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28		12,100	11,492,304
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29		6,310	5,991,920
Sr. Unsec’d. Notes, 144A	2.591(ff)	01/20/28		9,230	9,161,164
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32		5,220	5,079,324
Sr. Unsec’d. Notes, EMTN	6.420	09/11/23	MXN	250	11,717
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	276,526
BPCE SA,
Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32		7,422	6,892,446
Sr. Unsec’d. Notes, EMTN	0.562	06/24/24	JPY	100,000	870,362
Sr. Unsec’d. Notes, Series 03	0.989	07/12/28	JPY	300,000	2,649,974
Sr. Unsec’d. Notes, Series 05	0.530(ff)	12/10/26	JPY	500,000	4,338,344
Sub. Notes, Series 01	2.047	01/30/25	JPY	100,000	894,326

Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	2,000	2,424,073
Credit Agricole Corporate & Investment Bank SA, Sr. Unsec’d. Notes, EMTN	2.670	02/20/24	NZD	1,400	919,339
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27		2,545	2,429,287
Sr. Unsec’d. Notes, EMTN	4.400	07/06/27	AUD	1,200	906,371
Sr. Unsec’d. Notes, Series 4	0.959	06/08/28	JPY	400,000	3,494,161
Sr. Unsec’d. Notes, Series 7	1.248(ff)	06/04/26	JPY	600,000	5,333,332
Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	293,074

Iliad Holding SASU, Sr. Sec’d. Notes, 144A(a)	5.125	10/15/26	EUR	6,850	7,840,679
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.450	11/30/28	EUR	600	712,827
Loxam SAS,
Sr. Sec’d. Notes	2.875	04/15/26	EUR	5,200	5,591,396
Sr. Sub. Notes(a)	4.500	04/15/27	EUR	3,800	4,057,117
Sr. Sub. Notes	5.750	07/15/27	EUR	4,800	5,259,112
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	900	960,896

Regie Autonome des Transports Parisiens, Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	4,300	4,795,764
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	1,000	1,657,861
Sr. Unsec’d. Notes, EMTN	5.250	01/31/35	GBP	200	369,740
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,400	5,942,171

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
Societe Generale SA,
Sr. Unsec’d. Notes, 144A	3.337%(ff)	01/21/33		6,600	$6,443,461
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25		20,885	21,028,503
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		3,130	3,249,561
Sub. Notes, EMTN	4.875	10/13/26	AUD	2,364	1,776,159
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	165,639
Sub. Notes, EMTN	5.000(ff)	07/20/28	AUD	1,006	736,475

Societe Nationale SNCF SA, Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	1,622	2,568,073
					153,135,756
Germany 0.7%
Daimler International Finance BV,
Gtd. Notes, EMTN	3.450	09/27/22	CNH	1,000	157,479
Gtd. Notes, EMTN	3.780	03/22/22	CNH	2,000	314,204
Deutsche Bahn Finance GMBH,
Gtd. Notes, MTN	1.987	07/08/30	AUD	1,000	656,418
Gtd. Notes, MTN	3.800	09/27/27	AUD	900	677,956
Deutsche Bank AG,
Sr. Unsec’d. Notes	1.686	03/19/26		4,350	4,254,216
Sr. Unsec’d. Notes	2.129(ff)	11/24/26		3,760	3,674,952
Sr. Unsec’d. Notes	3.950	02/27/23		3,040	3,117,272
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	89,000	13,692,254
Unsec’d. Notes	4.550(s)	11/07/22		1,814	1,793,132

Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700	06/02/37	CAD	424	407,953
TK Elevator Midco GmbH,
Sr. Sec’d. Notes	4.375	07/15/27	EUR	2,400	2,722,315
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap 0.000%, Floor 4.750%)	4.750(c)	07/15/27	EUR	2,000	2,250,964
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	4,300	4,877,482

Volkswagen International Finance NV, Gtd. Notes	2.700(ff)	12/14/22(oo)	EUR	1,000	1,142,494
					39,739,091
Hong Kong 0.2%
Airport Authority,
Sr. Unsec’d. Notes, 144A	2.500	01/12/32		610	608,033
Sr. Unsec’d. Notes, EMTN	1.950	11/20/30	HKD	3,000	365,275

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Hong Kong (cont’d.)

HKT Capital No. 3 Ltd., Gtd. Notes	1.650%	04/10/27	EUR	9,200	$10,703,359
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.160	01/25/28	CNH	4,000	615,370
Gtd. Notes, EMTN	3.200	08/14/27	CNH	3,000	466,739
Gtd. Notes, EMTN	3.380	01/18/29	HKD	1,000	133,379

Swire Pacific MTN Financing Ltd., Gtd. Notes, EMTN	3.900	11/05/30	HKD	5,000	692,375
					13,584,530
Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	1.375	06/24/25	EUR	4,270	4,951,084
Iceland 0.1%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN	0.000(cc)	07/24/26	EUR	5,000	5,560,846
India 0.3%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	13,640	15,955,810
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	2,700	2,996,393
					18,952,203
Indonesia 0.2%
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A, MTN	4.300	05/20/23		500	515,757
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	2,400	2,823,490
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	6,900	7,159,990
Sr. Unsec’d. Notes, 144A	2.875	10/25/25	EUR	900	1,058,809
					11,558,046
Israel 0.5%
Energean Israel Finance Ltd., Sr. Sec’d. Notes, 144A	4.500	03/30/24		654	655,312
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes	6.875	06/21/23		3,000	3,210,074

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Israel (cont’d.)
Israel Electric Corp. Ltd., (cont’d.)
Sr. Sec’d. Notes	7.875%	12/15/26		5,500	$6,798,793
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		1,550	1,686,156
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	1,993,292
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		9,750	12,299,456
					26,643,083
Italy 0.3%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	2,075	2,751,315
Intesa Sanpaolo SpA, Sub. Notes, 144A	4.198(ff)	06/01/32		1,430	1,371,572
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	1,980	2,297,238
UniCredit SpA, Sr. Unsec’d. Notes, 144A	1.982(ff)	06/03/27		8,485	8,083,006
					14,503,131
Jamaica 0.2%
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000	12/31/26		1,100	1,077,313
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		1,071	1,095,268
Sr. Sec’d. Notes, 144A	8.750	05/25/24		750	769,224
Sr. Sec’d. Notes, 144A	8.750	05/25/24		7,250	7,430,760
					10,372,565
Japan 0.4%
Central Nippon Expressway Co. Ltd., Sr. Unsec’d. Notes, EMTN	1.873	09/26/24	AUD	3,000	2,097,513
East Japan Railway Co., Sr. Unsec’d. Notes, EMTN	5.250	04/22/33	GBP	1,500	2,642,017
Mizuho Bank Ltd., Certificate of Deposit	1.700	08/07/24	AUD	600	423,386
Mizuho Financial Group, Inc., Sr. Unsec’d. Notes	3.752	07/19/23	AUD	1,042	762,483

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Japan (cont’d.)
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes	2.608%	07/14/31		2,070	$1,973,630
Sr. Unsec’d. Notes(a)	2.999	01/22/32		12,775	12,570,756
					20,469,785
Kazakhstan 0.3%
Kazakhstan Temir Zholy Finance BV, Gtd. Notes	6.950	07/10/42		1,800	2,249,442
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	7,200	7,966,305
Gtd. Notes	3.638	06/20/22	CHF	5,550	6,024,126
					16,239,873
Luxembourg 0.2%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	4,625	5,253,195
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	7,342	8,338,404
					13,591,599
Malaysia 0.0%
Petronas Energy Canada Ltd., Gtd. Notes, EMTN	2.112	03/23/28		939	918,132
Malta 0.1%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	3,830,516
Mexico 1.1%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		11,850	12,372,409
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	10,075	11,464,439
Gtd. Notes	6.500	01/23/29		500	510,166
Gtd. Notes	9.500	09/15/27		2,000	2,351,783
Gtd. Notes, EMTN	3.750	02/21/24	EUR	2,900	3,348,341
Gtd. Notes, EMTN	3.750	11/16/25	GBP	290	375,405
Gtd. Notes, EMTN	3.750	04/16/26	EUR	4,857	5,442,955
Gtd. Notes, EMTN	4.875	02/21/28	EUR	19,200	21,602,716

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Petroleos Mexicanos, (cont’d.)
Gtd. Notes, EMTN	8.250%	06/02/22	GBP	528	$721,859
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430%	0.585(c)	02/15/24		1,688	1,687,500
					59,877,573
Netherlands 0.8%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750	07/28/25		500	535,688
BNG Bank NV,
Sr. Unsec’d. Notes	5.150	03/07/25	CAD	1,000	863,533
Sr. Unsec’d. Notes, EMTN	0.500	06/07/22	ZAR	10,000	638,342
Sr. Unsec’d. Notes, EMTN	0.500	08/15/22	ZAR	30,000	1,887,607
Sr. Unsec’d. Notes, MTN	1.765(s)	04/05/28	CAD	2,600	1,759,457
Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, EMTN	2.750	03/04/24	NZD	376	247,330
Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	2,882	2,033,105
Sr. Unsec’d. Notes, GMTN	9.298(s)	03/11/39	MXN	22,000	205,066
Sub. Notes, Series 1	1.429	12/19/24	JPY	300,000	2,655,188

Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, MTN	4.550	03/16/29	CAD	230	207,947
OCI NV, Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	8,370	9,647,589
United Group BV,
Sr. Sec’d. Notes	4.875	07/01/24	EUR	300	338,990
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	3,800	4,055,654
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	11,575	12,619,473

WP/AP Telecom Holdings IV BV, Sr. Sec’d. Notes, 144A	3.750	01/15/29	EUR	2,300	2,513,326
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	6,000	6,237,105
					46,445,400
Norway 0.1%
Equinor ASA, Gtd. Notes	6.800	01/15/28		2,265	2,756,425

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Peru 0.0%
Lima Metro Line 2 Finance Ltd., Sr. Sec’d. Notes	5.875%	07/05/34		99	$111,305
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	2.077(s)	06/02/25		966	919,873
					1,031,178
Philippines 0.1%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600	06/15/27		3,560	4,356,778
Power Sector Assets & Liabilities Management Corp., Gov’t. Gtd. Notes	7.390	12/02/24		200	230,771
					4,587,549
Poland 0.1%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.375	06/01/25	EUR	500	580,372
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	600	709,382
Gov’t. Gtd. Notes, EMTN	1.750	05/06/26	EUR	4,700	5,563,057
					6,852,811
Portugal 0.7%
CP - Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	26,900	40,612,344
Qatar 0.0%
QNB Finance Ltd.,
Gtd. Notes, EMTN	3.500	03/09/26	CNH	7,400	1,164,879
Gtd. Notes, MTN	4.900	02/01/28	AUD	970	746,638
					1,911,517
Russia 0.8%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.250	07/19/22	CHF	2,000	2,115,303
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	3,500	3,878,879
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	11,389	15,228,507

Gazprom PJSC via Gaz Finance PLC, Sr. Unsec’d. Notes	2.950	04/15/25	EUR	2,000	2,261,833

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Russia (cont’d.)
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898%	10/03/25	CHF	9,450	$9,521,517
Sr. Unsec’d. Notes	2.200	05/23/27	EUR	621	668,718
Sr. Unsec’d. Notes	7.487	03/25/31	GBP	8,121	13,572,823
					47,247,580
Singapore 0.1%
BOC Aviation USA Corp., Gtd. Notes, 144A, MTN	1.625	04/29/24		1,670	1,653,572
Clifford Capital Pte Ltd., Gov’t. Gtd. Notes, EMTN	3.110	08/18/32		5,000	5,243,548
Singapore Telecommunications Ltd., Sr. Unsec’d. Notes, 144A	7.375	12/01/31		100	142,518
					7,039,638
South Africa 0.3%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN(a)	6.350	08/10/28		1,350	1,418,697
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		12,000	12,610,639

Sasol Financing International Ltd., Gtd. Notes	4.500	11/14/22		800	807,028
					14,836,364
South Korea 0.7%
Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	74,000	8,239,250
Sr. Unsec’d. Notes, EMTN	6.000	01/22/25	IDR	15,000,000	1,049,718
Korea Expressway Corp.,
Sr. Unsec’d. Notes, EMTN	3.100	06/08/26		600	622,894
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	9,192,515
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	6,040,884

Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, EMTN	3.350	03/13/28	HKD	2,000	267,106
Korean Air Lines Co. Ltd., Gov’t. Gtd. Notes, Series 1	0.320	02/21/22	JPY	600,000	5,213,973
KT Corp., Sr. Unsec’d. Notes, Series 9	0.220	07/19/22	JPY	700,000	6,082,786
					36,709,126

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain 0.8%
Banco Santander SA,
Sr. Unsec’d. Notes	1.849%	03/25/26		15,400	$14,995,226
Sr. Unsec’d. Notes	2.958	03/25/31		1,800	1,761,164
Sr. Unsec’d. Notes	3.306	06/27/29		1,600	1,652,155
Sr. Unsec’d. Notes	3.800	02/23/28		2,200	2,314,625
Sub. Notes	2.749	12/03/30		600	565,240

Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000	02/15/33	EUR	11,900	12,235,527
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	1,097	1,296,622
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%	13.625	11/30/27(d)		407	388,578

Codere New Holdco SA, Sr. Sec’d. Notes, 144A, 7.500% PIK^	7.500	11/30/27	EUR	441	495,561
Lorca Telecom Bondco SA, Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,300	11,367,152
					47,071,850
Supranational Bank 1.2%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	03/13/23	MXN	20,000	884,545
Sr. Unsec’d. Notes, EMTN	0.500	09/07/32	MXN	64,600	1,433,324

African Export-Import Bank (The), Sr. Unsec’d. Notes	3.798	05/17/31		300	300,212
Asian Infrastructure Investment Bank (The), Sr. Unsec’d. Notes, EMTN	0.375	09/09/25	THB	72,000	2,119,021
Corp. Andina de Fomento, Sr. Unsec’d. Notes	2.750	01/06/23		1,350	1,369,112
EUROFIMA, Sr. Unsec’d. Notes, MTN	4.550	03/30/27	CAD	900	785,323
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	60,560,000	4,276,120
Sr. Unsec’d. Notes, GMTN	7.264(s)	08/24/31	RUB	300,000	1,654,251
Unsec’d. Notes, GMTN	1.250	07/10/23	PEN	4,500	1,113,653
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	4.600	01/30/37	CAD	2,601	2,479,809
Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	4,200	4,622,800
Sr. Unsec’d. Notes, 144A, MTN	2.047(s)	05/28/37	CAD	20,500	10,125,849
Sr. Unsec’d. Notes, EMTN	2.106(s)	05/28/37	CAD	9,350	4,595,676
Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	805,634

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)
European Investment Bank, (cont’d.)
Sr. Unsec’d. Notes, EMTN	1.250%	05/12/25	SEK	16,500	$1,801,848
Sr. Unsec’d. Notes, EMTN	1.250	11/12/29	SEK	10,000	1,086,198
Sr. Unsec’d. Notes, EMTN	1.375	05/12/28	SEK	280	30,634
Sr. Unsec’d. Notes, EMTN	1.500	11/21/26		500	486,759
Sr. Unsec’d. Notes, EMTN	4.600	01/30/37	CAD	1,150	1,096,417
Sr. Unsec’d. Notes, EMTN	6.270	08/28/24	IDR	10,000,000	707,566
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN	7.875	03/14/23	IDR	137,000,000	9,831,934
Sr. Unsec’d. Notes, GMTN	7.500	12/05/24	MXN	600	28,732
International Bank for Reconstruction & Development,
Notes, MTN	0.887(s)	03/01/26		1,350	1,235,635
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	4,744,515
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 1.820%, Floor 0.000%)	0.127(c)	08/11/26		58	55,458
Sr. Unsec’d. Notes, EMTN	0.500	03/07/22	AUD	1,145	809,741
Sr. Unsec’d. Notes, EMTN	0.500	03/28/22	AUD	200	141,429
Sr. Unsec’d. Notes, EMTN	0.500	07/29/22	AUD	350	247,762
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,499,716
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.000% (Cap 2.330%, Floor 0.000%)	0.135(c)	05/31/26		4	3,870
Sr. Unsec’d. Notes, MTN	2.700	12/28/37		300	291,163
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	6.000	07/25/22	MXN	20,000	963,247
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	2,043,703
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	1,176,649

Nordic Investment Bank, Sr. Unsec’d. Notes, MTN	3.875	09/02/25	NZD	2,000	1,362,677
North American Development Bank, Sr. Unsec’d. Notes	2.400	10/26/22		198	199,274
					66,410,256
Switzerland 0.7%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27		6,440	6,087,350
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		1,390	1,397,635
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32		4,630	4,496,824
Sr. Unsec’d. Notes, 144A	4.207(ff)	06/12/24		2,850	2,940,668
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,975	3,154,458
Sr. Unsec’d. Notes, EMTN	1.000	04/14/23	CHF	1,000	1,092,133
Sr. Unsec’d. Notes, EMTN	3.500(ff)	03/08/24	AUD	750	542,520

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Switzerland (cont’d.)

UBS AG, Sr. Unsec’d. Notes	1.200%	07/30/25	AUD	1,855	$1,269,922
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		13,125	12,505,738
Sr. Unsec’d. Notes, 144A	4.125	09/24/25		2,500	2,658,978
Sr. Unsec’d. Notes, 144A, MTN	2.095(ff)	02/11/32		5,530	5,143,559
					41,289,785
Tunisia 0.0%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	469,259
Ukraine 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/24	EUR	1,100	951,562
United Arab Emirates 0.9%
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, GMTN	2.750	05/02/24	EUR	13,800	16,186,877
ADCB Finance Cayman Ltd.,
Gtd. Notes, MTN	3.750	10/25/22	AUD	1,130	814,800
Gtd. Notes, MTN	4.500	10/25/27	AUD	2,370	1,803,364
DP World PLC,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	3,212	3,771,809
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	6,825	10,059,998
Sr. Unsec’d. Notes, 144A	4.250	09/25/30	GBP	1,840	2,712,146
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes	3.050	02/26/30	AUD	600	414,375
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	7,730	5,891,969
Sr. Unsec’d. Notes, MTN	4.850	10/12/27	AUD	4,090	3,130,902

Emirates Telecommunications Group Co. PJSC, Sr. Unsec’d. Notes, GMTN	2.750	06/18/26	EUR	4,000	4,955,030
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	1,983	2,564,282
Sr. Unsec’d. Notes, EMTN	3.500	07/02/25	CNH	2,170	344,359
					52,649,911
United Kingdom 3.2%
Barclays Bank PLC, Sr. Unsec’d. Notes, EMTN	2.100	11/13/25	CNH	18,000	2,668,649

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
Barclays PLC,
Sr. Unsec’d. Notes	4.375%	01/12/26		800	$856,028
Sr. Unsec’d. Notes, EMTN	1.125	07/12/23	CHF	1,200	1,319,158
Sr. Unsec’d. Notes, MTN	3.250	06/26/24	AUD	1,750	1,273,715
Sr. Unsec’d. Notes, MTN	4.000	06/26/29	AUD	2,000	1,448,378
Sr. Unsec’d. Notes, MTN	4.327	06/15/23	AUD	1,750	1,286,274
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29		5,520	6,121,672
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	778,985
Sr. Unsec’d. Notes, Series 1	1.232(ff)	09/25/24	JPY	100,000	880,240
Sub. Notes(a)	4.836	05/09/28		3,780	4,064,049

Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	21,100	26,260,606
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	6,700	8,162,777
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		14,500	14,970,242
Co-operative Group Holdings 2011 Ltd., Gtd. Notes	7.500	07/08/26	GBP	7,495	11,387,672
Co-operative Group Ltd., Sr. Unsec’d. Notes	5.125	05/17/24	GBP	3,400	4,664,462
CPUK Finance Ltd., Sec’d. Notes, 144A	4.875	02/28/47	GBP	110	147,170
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	16,000	18,041,264
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	3,200	3,608,253

Experian Finance PLC, Gtd. Notes, 144A	2.750	03/08/30		3,625	3,624,312
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,751,038
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000%	0.132(c)	09/28/24		11,320	11,030,498
HSBC Holdings PLC,
Sr. Unsec’d. Notes	1.645(ff)	04/18/26		1,255	1,227,072
Sr. Unsec’d. Notes	2.206(ff)	08/17/29		4,300	4,096,262
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,530,435
Sr. Unsec’d. Notes, EMTN	3.350(ff)	02/16/24	AUD	1,870	1,351,569
Sr. Unsec’d. Notes, Series 04	0.575(ff)	09/13/24	JPY	100,000	871,235
Sr. Unsec’d. Notes, Series 2	0.842	09/26/23	JPY	700,000	6,130,718

Kane Bidco Ltd., Sr. Sec’d. Notes, 144A	6.500	02/15/27	GBP	8,325	11,588,290
Ladbrokes Group Finance PLC, Sr. Sec’d. Notes	5.125	09/08/23	GBP	1,210	1,672,192

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	7.500%	04/02/32		1,200	$889,006
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes, MTN	4.250	11/22/27	AUD	160	120,883
Sub. Notes	4.582	12/10/25		2,250	2,401,322
NatWest Group PLC,
Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	700	788,188
Sr. Unsec’d. Notes, EMTN	2.500	03/22/23	EUR	1,500	1,736,319

Pinewood Finance Co. Ltd., Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	1,700	2,251,834
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN	2.500	07/01/24	EUR	750	887,850
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	2,800	3,823,029
Sr. Sec’d. Notes, 144A	5.000	04/15/27	GBP	5,900	8,055,667

William Hill Ltd., Gtd. Notes, MTN	4.750	05/01/26	GBP	3,315	4,592,094
					183,359,407
United States 21.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29		3,090	3,187,248
Sr. Unsec’d. Notes	4.250	11/21/49		2,870	3,198,932

Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500	08/15/24	EUR	1,234	1,401,234
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	851,006
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	841,888
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	706,725
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	600,000	5,377,235

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	02/15/23		5,000	5,041,980
Altria Group, Inc.,
Gtd. Notes	3.125	06/15/31	EUR	2,900	3,518,912
Gtd. Notes	3.400	02/04/41		3,135	2,705,651

AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		903	843,528

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

American International Group, Inc., Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	2,100	$2,470,292
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		3,800	3,925,165
Sr. Unsec’d. Notes	5.625	05/20/24		3,050	3,149,291

Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26		2,600	2,792,125
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26		1,170	1,305,475
Anthem, Inc., Sr. Unsec’d. Notes	2.875	09/15/29		5,715	5,780,775
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		575	574,338
Gtd. Notes, 144A	9.000	11/01/27		629	835,165
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		1,825	1,894,353

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28		6,582	6,921,549
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		97	91,236
Sr. Unsec’d. Notes	3.500	09/15/53		1,511	1,435,151
Sr. Unsec’d. Notes	3.650	09/15/59		5,787	5,474,777
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	2,280	1,712,587
Sr. Unsec’d. Notes	4.850	05/25/47	CAD	150	125,159
Sr. Unsec’d. Notes	5.100	11/25/48	CAD	4,575	3,936,582
Sr. Unsec’d. Notes, EMTN	7.000	04/30/40	GBP	1,550	3,171,351
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		24,396	24,000,385
Sr. Unsec’d. Notes	2.572(ff)	10/20/32		8,150	7,901,271
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		18,820	18,421,953
Sr. Unsec’d. Notes	3.419(ff)	12/20/28		4,519	4,696,853
Sr. Unsec’d. Notes, EMTN	(5.214)(s)	03/31/22	EUR	1,143	1,539,632
Sr. Unsec’d. Notes, EMTN	5.145(cc)	06/27/22	EUR	500	573,261
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		25,850	24,856,676
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31		2,755	2,678,724
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		4,865	4,871,966
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		5,140	5,254,757
Sub. Notes	6.800	03/15/28		377	462,615
Sub. Notes, EMTN	8.125	06/02/28	GBP	500	876,068

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		1,550	1,567,550

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000%	01/30/28		2,590	$2,182,823
Gtd. Notes, 144A	5.000	02/15/29		175	140,894
Gtd. Notes, 144A	5.250	01/30/30		5,175	4,170,995
Gtd. Notes, 144A	5.250	02/15/31		2,325	1,854,644
Gtd. Notes, 144A	6.125	04/15/25		1,224	1,248,446
Gtd. Notes, 144A	6.250	02/15/29		400	339,014
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,300	1,332,130
Gtd. Notes	6.750	03/15/25		2,075	2,118,455
Gtd. Notes	7.250	10/15/29		1,675	1,793,589
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	1,640,000	14,142,828
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	862,539
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	2,567,681

Boeing Co. (The), Sr. Unsec’d. Notes	5.805	05/01/50		4,030	5,067,400
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25		4,800	5,007,019
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		1,880	1,772,979
Sr. Unsec’d. Notes	3.650	06/15/24		2,000	2,073,600
Sr. Unsec’d. Notes	4.125	05/15/29		2,865	3,085,750
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41		3,765	3,569,137
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		4,626	4,392,373
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		6,765	6,735,598
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		2,660	2,756,980
Sr. Unsec’d. Notes, 144A	4.625	10/15/29		575	551,090

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		2,666	2,568,835
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,622,446
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		2,180	2,065,515
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		5,000	4,876,931

Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	1.150	04/21/23	JPY	200,000	1,749,685
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		9,500	9,073,932
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		2,675	2,544,349
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		675	695,765

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.500%	05/01/26		500	$512,010

CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26		7,675	7,644,642
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31		2,275	2,174,812
CF Industries, Inc.,
Gtd. Notes	3.450	06/01/23		400	408,602
Gtd. Notes	4.950	06/01/43		1,230	1,407,575
Gtd. Notes	5.375	03/15/44		3,560	4,297,862
Gtd. Notes, 144A	4.500	12/01/26		6,451	7,004,148
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31		3,625	3,435,909
Sr. Sec’d. Notes	3.900	06/01/52		3,365	3,085,495
Sr. Sec’d. Notes	4.800	03/01/50		5,250	5,384,721
Sr. Sec’d. Notes	6.384	10/23/35		2,357	2,886,972
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		650	670,937
Gtd. Notes, 144A	5.875	02/01/29		600	625,938

Cigna Corp., Sr. Unsec’d. Notes	2.400	03/15/30		2,665	2,573,349
CitiFinancial Credit Co., Sr. Unsec’d. Notes	7.875	02/01/25		662	762,432
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.500(cc)	06/12/24		8,398	8,829,820
Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	826,815
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		19,245	18,849,907
Sr. Unsec’d. Notes	1.122(ff)	01/28/27		6,990	6,667,271
Sr. Unsec’d. Notes	2.520(ff)	11/03/32		1,660	1,599,467
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	6,399,896
Sr. Unsec’d. Notes	2.800	06/25/27	JPY	770,000	7,278,854
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	12,102
Sr. Unsec’d. Notes, GMTN	0.620	09/21/27	JPY	100,000	857,223
Sr. Unsec’d. Notes, GMTN	2.210	08/23/22	HKD	27,000	3,470,706
Sr. Unsec’d. Notes, GMTN	2.600	12/07/22	HKD	5,000	649,932
Sr. Unsec’d. Notes, Series 18BR	2.360	09/16/25	JPY	300,000	2,766,945
Sub. Notes	4.400	06/10/25		3,000	3,196,101

Corning, Inc., Sr. Unsec’d. Notes	0.698	08/09/24	JPY	100,000	857,571

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

CVS Health Corp., Sr. Unsec’d. Notes	4.300%	03/25/28		477	$520,323
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		4,025	3,844,991
Sr. Unsec’d. Notes	5.375	11/15/27		2,625	2,711,483

Danaher Corp., Sr. Unsec’d. Notes	2.100	09/30/26	EUR	600	721,445
DH Europe Finance II Sarl, Gtd. Notes	0.450	03/18/28	EUR	2,200	2,426,284
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27		3,740	984,984
Diamondback Energy, Inc., Gtd. Notes	3.500	12/01/29		3,250	3,350,945
Discovery Communications LLC,
Gtd. Notes	3.450	03/15/25		2,500	2,587,505
Gtd. Notes(a)	4.650	05/15/50		3,080	3,338,878
Gtd. Notes	5.300	05/15/49		2,480	2,906,095

DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26		4,950	5,100,123
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25		2,750	2,922,687
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39		88	151,461
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	7,960,025
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		5,045	5,158,219
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	2,451,588

ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		190	269,156
Fidelity National Information Services, Inc.,
Gtd. Notes	1.100	07/15/24	EUR	2,300	2,634,429
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	5,600	6,478,241
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43		5,000	5,112,851
Sr. Unsec’d. Notes	5.291	12/08/46		3,000	3,291,609
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28		1,000	953,891
Sr. Unsec’d. Notes	4.134	08/04/25		200	204,838
Sr. Unsec’d. Notes	4.687	06/09/25		2,015	2,097,094
Sr. Unsec’d. Notes, EMTN	3.683	12/03/24	AUD	500	359,043
Sr. Unsec’d. Notes, EMTN	4.125	06/20/24	SGD	2,000	1,509,715

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes(a)	5.000%	04/01/35		2,200	$2,481,208
Sr. Unsec’d. Notes	5.400	04/01/48		2,050	2,433,820
Sr. Unsec’d. Notes	6.250	10/02/43		2,705	3,451,935

General Motors Financial Co., Inc., Gtd. Notes	3.850	01/05/28		2,900	3,046,849
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,000	1,037,966
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	10,856,894
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	2,258,061
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,676,064
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	9,359,562
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	160,216
Sr. Unsec’d. Notes, EMTN	0.000(cc)	08/12/25	EUR	3,216	3,570,020
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor N/A)	0.127(c)	06/30/25	EUR	2,227	2,473,151
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000%	0.175(c)	11/30/24		40	38,905
Sr. Unsec’d. Notes, EMTN	1.000	08/06/24	JPY	100,000	869,946
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,684,558
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	87,385
Sr. Unsec’d. Notes, EMTN	1.428(s)	12/15/23	EUR	200	222,331
Sr. Unsec’d. Notes, EMTN	2.500	11/26/22		1,500	1,517,198
Sr. Unsec’d. Notes, EMTN	3.500(cc)	05/31/24		9,338	9,750,174
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 20Y Index + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220(c)	08/24/30	EUR	5,000	7,175,475

Goldman Sachs International, Gtd. Notes, EMTN	1.750	05/29/24	EUR	3,685	4,247,244
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series 1A-1, 144A, 1 Month LIBOR + 2.830% (Cap 0.000%, Floor 3.030%)^	3.030(c)	02/01/24		6,000	6,000,000
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	2.376(c)	05/31/25		19,100	19,100,000
HCA, Inc.,
Gtd. Notes	5.625	09/01/28		1,200	1,336,480
Gtd. Notes	7.500	11/06/33		2,000	2,759,116
Gtd. Notes, MTN	7.750	07/15/36		2,000	2,669,973
Sr. Sec’d. Notes	5.250	04/15/25		3,000	3,263,190
Sr. Sec’d. Notes	5.250	06/15/49		1,500	1,768,783

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Honeywell International, Inc.,
Sr. Unsec’d. Notes	0.000%	03/10/24	EUR	6,700	$7,528,892
Sr. Unsec’d. Notes	0.750	03/10/32	EUR	3,000	3,275,346

Host Hotels & Resorts LP, Sr. Unsec’d. Notes	3.875	04/01/24		5,000	5,166,928
Housing & Urban Development Corp. Ltd. AID Bond, U.S. Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035%	0.184(c)	09/15/30		800	793,627
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		5,750	5,484,182
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26		5,450	5,461,359
International Paper Co., Sr. Unsec’d. Notes	7.300	11/15/39		75	108,267
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	1,800	1,976,710
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750	02/15/28		2,741	2,932,479
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		1,150	1,249,615
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		2,600	2,762,722

Jefferies Group LLC, Sr. Unsec’d. Notes	2.750	10/15/32		9,275	8,853,164
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	2.625	10/15/31		9,950	9,481,556
John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42		3,896	4,649,278
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		23,506	23,391,893
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.769(c)	04/30/22(oo)		219	219,610
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%	3.534(c)	07/01/22(oo)		1,000	999,736
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%	3.932(c)	02/01/22(oo)		1,410	1,410,000
Sr. Unsec’d. Notes	1.953(ff)	02/04/32		13,490	12,502,824
Sr. Unsec’d. Notes	2.525(ff)	11/19/41		6,200	5,545,298
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		8,945	8,676,119
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		7,590	7,383,871
Sr. Unsec’d. Notes	3.509(ff)	01/23/29		3,200	3,342,565
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		1,590	1,682,894

JPMorgan Chase Bank, NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	15,390	4,493,185

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

KB Home, Gtd. Notes	6.875%	06/15/27		1,650	$1,874,355
Kimco Realty Corp., Sr. Unsec’d. Notes	2.250	12/01/31		4,160	3,926,817
Kinder Morgan Energy Partners LP, Gtd. Notes	4.150	02/01/24		2,000	2,082,197
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		1,850	1,868,500
Gtd. Notes	4.875	10/01/49		15	17,117

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		4,042	4,095,337
Liberty Mutual Group, Inc.,
Gtd. Notes	2.750	05/04/26	EUR	1,000	1,215,465
Gtd. Notes, 144A	3.951	10/15/50		90	94,324

LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29		3,000	2,853,858
Marathon Petroleum Corp., Sr. Unsec’d. Notes	6.500	03/01/41		9,050	11,869,991
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25		875	968,636
Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		9,115	8,803,033

Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.979	03/21/30	EUR	4,700	5,649,793
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.450	09/08/26	AUD	1,220	896,970
Sr. Unsec’d. Notes, MTN	3.800	03/08/29	AUD	5,090	3,790,016
Medtronic Global Holdings SCA,
Gtd. Notes	0.750	10/15/32	EUR	6,200	6,697,868
Gtd. Notes	1.500	07/02/39	EUR	500	549,230
Gtd. Notes	1.625	03/07/31	EUR	2,500	2,957,560
Gtd. Notes	1.750	07/02/49	EUR	2,100	2,307,734
Gtd. Notes	2.250	03/07/39	EUR	1,910	2,339,429

MetLife, Inc., Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	5,206,252
Metropolitan Life Global Funding I, Sec’d. Notes, MTN	4.000	07/13/27	AUD	300	224,838
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.146(s)	01/21/27	EUR(jj)	1,175	1,237,513
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	16,200	17,801,912
Sr. Unsec’d. Notes, EMTN	0.500(cc)	06/26/43	MXN	16,700	148,820
Sr. Unsec’d. Notes, EMTN	0.500(cc)	09/25/43	MXN	33,900	299,003

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, EMTN	3.240%	12/14/22	EUR	2,200	$2,539,267
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	103,722
Sr. Unsec’d. Notes, EMTN	7.118(s)	06/28/27	MXN	27,000	825,838
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,534,143
Sr. Unsec’d. Notes, EMTN	7.500	04/02/32		17,400	13,153,193
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	1,388,987
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	1,139,929
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	1,100	1,275,925
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32		4,320	4,178,237
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33		2,950	2,955,353
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		5,450	5,250,823
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		550	534,875
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		515	544,818
Sr. Unsec’d. Notes	4.125	03/01/27		2,000	2,127,781

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	1,700	2,033,433
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		2,490	2,440,186
Gtd. Notes, 144A	6.000	01/15/27		735	762,590

Newell Brands, Inc., Sr. Unsec’d. Notes	4.700	04/01/26		1,300	1,362,797
Newmont Corp., Gtd. Notes	2.250	10/01/30		1,995	1,891,807
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24		5,600	5,744,262
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	42,351
ONEOK Partners LP, Gtd. Notes	4.900	03/15/25		2,000	2,148,314
ONEOK, Inc.,
Gtd. Notes(a)	3.100	03/15/30		7,350	7,248,322
Gtd. Notes	4.450	09/01/49		2,000	2,079,610
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		1,575	1,556,603
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		2,100	2,099,262

Ovintiv Exploration, Inc., Gtd. Notes	5.625	07/01/24		7,200	7,762,148

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000%	10/15/27		1,367	$1,294,940
Phillips 66 Partners LP, Sr. Unsec’d. Notes(a)	3.605	02/15/25		2,000	2,079,569
Pilgrim’s Pride Corp., Gtd. Notes, 144A	4.250	04/15/31		4,550	4,500,835
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29		2,055	2,075,829
Sr. Unsec’d. Notes	4.900	02/15/45		2,350	2,405,948

Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		2,500	2,378,837
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	200,000	1,669,298
Gtd. Notes	0.972	09/25/28	JPY	700,000	6,169,076
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	13,005,839
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,751,020

Range Resources Corp., Gtd. Notes	9.250	02/01/26		4,805	5,138,371
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		480	470,093
Sr. Unsec’d. Notes	2.850	12/15/32		8,375	8,359,130

Ryder System, Inc., Sr. Unsec’d. Notes, MTN	4.625	06/01/25		9,000	9,686,363
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		4,525	4,599,591
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28		1,955	2,066,517
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	5.000	10/15/25		5,833	5,961,683
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		3,600	3,438,000
Silgan Holdings, Inc., Gtd. Notes	2.250	06/01/28	EUR	7,711	8,434,357
Simon Property Group LP, Sr. Unsec’d. Notes	2.250	01/15/32		10,340	9,779,365
Southaven Combined Cycle Generation LLC, Sec’d. Notes	3.846	08/15/33		8	9,064
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	675	769,103

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32		1,985	$2,772,996
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		2,000	2,180,334
Gtd. Notes	7.625	02/15/25		300	333,776

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		4,550	4,356,488
Stellantis Finance US, Inc., Gtd. Notes, 144A	2.691	09/15/31		3,645	3,454,405
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	2,300	2,881,569
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		2,625	2,508,663
Gtd. Notes, 144A	6.000	12/31/30		1,700	1,631,433
Gtd. Notes, 144A	7.500	10/01/25		1,075	1,130,658
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		2,723	2,910,579
Gtd. Notes, 144A	6.625	07/15/27		2,330	2,428,597
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		375	389,397
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		3,225	3,240,029
Sec’d. Notes, 144A	6.250	02/01/27		800	819,652
Sr. Sec’d. Notes, 144A	5.125	11/01/27		2,905	2,912,174
Sr. Unsec’d. Notes	6.750	06/15/23		1,025	1,073,950

Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.724(c)	09/30/24		15,020	14,999,907
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	0.500	03/01/28	EUR	4,500	4,989,539
Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	585,379

Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375	07/15/33		2,065	2,879,914
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	4.375	04/15/40		2,500	2,690,515
Sr. Sec’d. Notes	4.500	04/15/50		3,110	3,403,796

Tote Shipholdings LLC, U.S. Gov’t. Gtd. Notes	3.400	10/16/40		99	106,023
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	3.200(cc)	10/24/25		3,158	3,328,034
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		18,150	17,468,973

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

UGI International LLC, Gtd. Notes, 144A	2.500%	12/01/29	EUR	8,625	$9,328,969
United Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.636	01/02/24		36	36,043
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		3,750	3,723,523
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	944,163
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		250	241,388
Gtd. Notes	3.875	02/15/31		590	574,438
Gtd. Notes	4.875	01/15/28		3,115	3,209,481
Gtd. Notes	5.250	01/15/30		2,340	2,458,063
Gtd. Notes	5.500	05/15/27		500	517,426

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		8,600	8,955,579
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,335	3,521,886
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		4,750	4,399,690
Ventas Realty LP, Gtd. Notes	2.500	09/01/31		11,185	10,701,447
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		495	494,820
Sr. Sec’d. Notes, 144A	4.125	08/15/31		495	498,691
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.250	04/08/30	EUR	3,800	4,344,617
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,887,961
Sr. Unsec’d. Notes	2.550	03/21/31		5,370	5,242,892
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	1,074,592
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	683,099
Sr. Unsec’d. Notes, MTN	4.050	02/17/25	AUD	4,950	3,694,177
Sr. Unsec’d. Notes, MTN	4.500	08/17/27	AUD	730	559,689
Sr. Unsec’d. Notes, Series MPLE	4.050	03/22/51	CAD	3,200	2,497,950

ViacomCBS, Inc., Sr. Unsec’d. Notes	5.850	09/01/43		5,680	7,225,577
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		4,410	4,420,674
Gtd. Notes	4.000	06/22/50		4,425	4,367,982

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250	12/01/26		4,000	4,040,349

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000%(ff)	12/15/26(oo)		2,650	$2,645,799
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		9,650	10,019,565
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		3,520	3,570,891
Sr. Sec’d. Notes, 144A	3.550	07/15/24		14,300	14,596,644

Warner Media LLC, Gtd. Notes	4.050	12/15/23		11,250	11,641,643
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	3,141,657
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	1,077,475
Welltower, Inc.,
Sr. Unsec’d. Notes	2.050	01/15/29		3,100	2,978,989
Sr. Unsec’d. Notes	2.800	06/01/31		10,300	10,175,133
Sr. Unsec’d. Notes	3.100	01/15/30		5,600	5,709,174
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27		2,000	2,107,186
Sr. Unsec’d. Notes	4.000	09/15/25		861	911,313

WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	9,950	10,505,355
Xerox Corp., Sr. Unsec’d. Notes	4.375	03/15/23		460	466,461
					1,190,002,587

Total Corporate Bonds (cost $2,461,740,979)					2,401,077,284
Residential Mortgage-Backed Securities 6.4%
Bermuda 1.1%
Bellemeade Re Ltd.,
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.708(c)	04/25/28		38	37,790
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.958(c)	10/25/28		518	518,435
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.558(c)	04/25/29		532	532,158
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.708(c)	07/25/29		1,812	1,815,522
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.108(c)	10/25/29		3,845	3,848,723

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bermuda (cont’d.)
Bellemeade Re Ltd., (cont’d.)
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.800%(c)	03/25/31	5,697	$5,696,652
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.000(c)	03/25/31	1,750	1,795,089
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	1.450(c)	09/25/31	1,200	1,195,668
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.908(c)	04/25/29	620	619,611
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.608(c)	10/25/30	478	477,858
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.200(c)	10/25/33	2,710	2,709,998
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.750(c)	10/25/33	4,200	4,248,627
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	3.500(c)	04/25/34	3,500	3,525,574
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.758(c)	05/25/29	378	378,068
Series 2021-01, Class M1B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.658(c)	07/25/33	9,211	9,176,363
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	1.650(c)	01/25/34	2,855	2,849,827
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.850(c)	01/25/34	4,790	4,761,191

Oaktown Re II Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.658(c)	07/25/28	186	185,898
Oaktown Re III Ltd., Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.508(c)	07/25/29	30	30,245

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Bermuda (cont’d.)
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	1.700%(c)	10/25/33		2,640	$2,639,999
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	2.100(c)	10/25/33		1,865	1,877,502
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	1.650(c)	04/25/34		2,200	2,196,332
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	2.950(c)	04/25/34		700	697,289
Radnor Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.508(c)	03/25/28		59	58,901
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.058(c)	01/25/30		600	598,140
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.558(c)	01/25/30		1,800	1,793,421
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	1.700(c)	12/27/33		4,840	4,839,999
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	3.750(c)	11/25/31		5,100	5,215,034
					64,319,914
Ireland 0.2%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.453(c)	07/30/75	EUR	7,797	8,728,896
United Kingdom 0.2%
Jupiter Mortgage PLC, Series 1A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.492(c)	07/20/60	GBP	4,200	5,670,155

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United Kingdom (cont’d.)
Paragon Mortgages PLC, Series 12X, Class B1B	0.000%(cc)	11/15/38	EUR	970	$1,063,862
Residential Mortgage Securities PLC, Series 32A, Class A, 144A, SONIA + 1.250% (Cap N/A, Floor 0.000%)	1.298(c)	06/20/70	GBP	5,170	7,015,977
					13,749,994
United States 4.9%
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	0.252(c)	07/27/57		657	652,736
Banc of America Funding Trust, Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.836(c)	09/26/45		52	52,406
BVRT Financing Trust, Series 2021-04, Class F, 144A, SOFR + 2.000%^	2.050(c)	09/12/26		12,881	12,881,396
Central Park Funding Trust, Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.858(c)	08/29/22		18,589	18,517,501
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.208(c)	06/25/39		160	160,381
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.208(c)	10/25/39		259	259,206
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.158(c)	01/25/40		730	733,300
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	3.150(c)	10/25/41		1,350	1,347,905
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	1.600(c)	10/25/41		240	240,451

Credit Suisse Mortgage Trust, Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59		2,454	2,445,575
Fannie Mae Connecticut Avenue Securities,
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.258(c)	10/25/30		428	432,873
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	3.350(c)	11/25/41		2,060	2,050,987

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
Fannie Mae Connecticut Avenue Securities, (cont’d.)
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	2.050%(c)	11/25/41	1,440	$1,431,085

Fannie Mae REMICS, Series 2012-107, Class GI, IO	3.500	09/25/27	3,171	185,972
FHLMC REMICS, Series 4166, Class IO, IO	3.500	02/15/43	5,368	909,685
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.050(c)	11/25/50	595	621,973
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.650(c)	11/25/50	2,458	2,483,094
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)	3.700(c)	11/25/41	2,060	2,077,547
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.958(c)	02/25/50	2,648	2,662,507
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.208(c)	06/25/50	750	780,187
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.108(c)	06/25/50	116	116,163
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.208(c)	03/25/50	192	193,963
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.358(c)	09/25/50	1,310	1,378,984
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.258(c)	09/25/50	243	243,707
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.700(c)	01/25/51	1,835	1,816,643
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	1.850(c)	01/25/51	12,595	12,621,439
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.100(c)	01/25/34	3,330	3,346,352

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.700%(c)	01/25/34	1,740	$1,745,456
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.450(c)	10/25/41	1,830	1,828,857
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	3.050(c)	08/25/33	12,300	12,253,262
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	2.300(c)	08/25/33	17,900	18,042,248
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.200(c)	12/25/33	2,000	2,006,397
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.400(c)	09/25/41	1,570	1,556,253
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.150(c)	09/25/41	3,020	2,982,222
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	3.800(c)	12/25/41	1,230	1,229,998
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	2.400(c)	12/25/41	1,800	1,784,140

GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49	16,108	16,005,883
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	6,023	6,035,457
Series 2020-GS05, Class A1, 144A	3.250	06/25/60	849	856,662

Loan Revolving Advance Investment Trust, Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.840(c)	06/30/23	22,700	22,469,758
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.600%)	1.402(c)	09/15/22	11,820	11,802,596
Series 2020-07, Class A2X, 144A, 1 Month LIBOR + 1.300%^	1.402(c)	09/15/22	28,400	28,400,000

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
MRA Issuance Trust, (cont’d.)
Series 2021-10, Class A1X, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.602%(c)	02/22/23		10,090	$10,084,712
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.849(c)	03/31/23		8,970	8,971,052
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.849(c)	03/31/23		9,560	9,560,937
Series 2021-EBO06, Class A1X, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.702(c)	02/16/22		23,740	23,699,255
MSG III Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.858(c)	06/25/54		5,442	5,438,728
Series 2021-01, Class B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.008(c)	06/25/54		1,058	1,057,864
Series 2021-01, Class C, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.208(c)	06/25/54		939	939,619
Series 2021-01, Class D, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.408(c)	06/25/54		397	396,931

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.858(c)	01/25/48		837	835,334
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.923(c)	12/25/22		10,685	10,706,807
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.958(c)	02/25/23		1,020	1,021,717
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.758(c)	08/25/25		2,300	2,303,524
					274,659,687

Total Residential Mortgage-Backed Securities (cost $361,629,613)					361,458,491
Sovereign Bonds 31.1%
Albania 0.0%
Albania Government International Bond,
Sr. Unsec’d. Notes	3.500	10/09/25	EUR	1,000	1,171,321
Sr. Unsec’d. Notes, 144A	3.500	10/09/25	EUR	1,000	1,171,320
					2,342,641

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Andorra 0.0%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250%	05/06/31	EUR	400	$446,867
Argentina 0.1%
Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	519,215	1,173,062
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	952,628	1,798,773
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	55,495	104,885
					3,076,720
Australia 0.0%
Australia Government Bond, Sr. Unsec’d. Notes, Series 162	1.750	06/21/51	AUD	200	119,647
Treasury Corp. of Victoria, Local Gov’t. Gtd. Notes, MTN	2.250	11/20/41	AUD	2,000	1,267,373
					1,387,020
Austria 0.3%
Republic of Austria Government Bond, Sr. Unsec’d. Notes, 144A	0.750	03/20/51	EUR	100	113,169
Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN	5.000	12/20/24	CAD	14,276	12,243,059
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	2,143	2,129,340
					14,485,568
Belgium 0.0%
Kingdom of Belgium Government Bond, Unsec’d. Notes, Series 93, 144A	0.650	06/22/71	EUR	100	89,054
Kingdom of Belgium Government International Bond,
Notes, 144A	8.875	12/01/24		750	896,418
Unsec’d. Notes, EMTN	5.700	05/28/32	GBP	650	1,182,584
					2,168,056
Brazil 0.9%
Brazil Loan Trust 1,
Gov’t. Gtd. Notes	5.477	07/24/23		12,225	12,487,168
Gov’t. Gtd. Notes, 144A	5.477	07/24/23		1,338	1,366,839

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazil (cont’d.)
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333%	02/15/28		35,489	$36,119,152
Gov’t. Gtd. Notes, 144A	5.333	02/15/28		494	502,268
Brazilian Government International Bond,
Sr. Unsec’d. Notes	8.500	01/05/24	BRL	30	5,417
Sr. Unsec’d. Notes, Series B	8.875	04/15/24		200	232,408
					50,713,252
Bulgaria 0.3%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes	0.375	09/23/30	EUR	3,167	3,423,349
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	11,149,664
					14,573,013
Canada 0.4%
Canadian Government Bond, Bonds(k)	4.000	06/01/41	CAD	650	669,197
City of Ottawa Ontario, Unsec’d. Notes	5.050	08/13/30	CAD	2,570	2,426,387
City of Quebec,
Unsec’d. Notes	2.100	07/06/31	CAD	3,000	2,262,515
Unsec’d. Notes	2.250	11/28/29	CAD	2,500	1,930,438
Unsec’d. Notes	2.650	12/20/27	CAD	1,000	804,663
City of Toronto,
Sr. Unsec’d. Notes	3.500	06/02/36	CAD	2,000	1,666,530
Unsec’d. Notes	2.650	11/09/29	CAD	775	621,002
Unsec’d. Notes	3.250	06/24/46	CAD	1,000	799,265

Province of Alberta, Sr. Unsec’d. Notes, EMTN	1.403	02/20/29	SEK	2,000	211,182
Province of Alberta Coupon Strips,
Bonds	1.031(s)	06/01/26	CAD	500	358,974
Bonds	1.101(s)	12/01/26	CAD	550	390,448
Bonds	1.187(s)	06/01/27	CAD	650	454,860

Province of Nova Scotia, Unsec’d. Notes	3.150	12/01/51	CAD	2,000	1,626,050
Province of Quebec,
Unsec’d. Notes, Series A, MTN	6.350	01/30/26		500	582,857
Unsec’d. Notes, Series A, MTN	7.140	02/27/26		430	517,622

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Canada (cont’d.)

Province of Quebec Residual Strips, Bonds	2.283%(s)	04/01/35	CAD	10,000	$5,337,535
Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	3,300	2,733,506
					23,393,031
Chile 0.1%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	2.500	03/01/25	CLP	900,000	1,022,127
Bonds	5.000	03/01/35	CLP	505,000	589,591
Chile Government International Bond,
Sr. Unsec’d. Notes(a)	0.830	07/02/31	EUR	1,000	1,090,856
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	2,179,907
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	283,426
					5,165,907
China 1.6%
China Government Bond,
Bonds, Series 1906	3.290	05/23/29	CNH	10,000	1,631,022
Bonds, Series INBK	2.850	06/04/27	CNH	6,000	956,437
Bonds, Series INBK	3.270	11/19/30	CNH	20,000	3,266,626
Sr. Unsec’d. Notes	3.160	06/27/23	CNH	5,000	793,696
Sr. Unsec’d. Notes	3.300	07/04/23	CNH	2,000	318,091
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	647,362
Sr. Unsec’d. Notes	3.380	11/21/24	CNH	500	80,467
Sr. Unsec’d. Notes	3.390	05/21/25	CNH	2,500	403,965
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	327,689
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	10,500	1,734,391
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	18,500	3,089,571
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,758,720
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	40,000	6,953,992
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	76,500	13,430,978
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	10,993,149
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	7,267,523
Sr. Unsec’d. Notes	4.290	05/22/29	CNH	10,500	1,820,149
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	48,500	8,977,408
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	4,387,397
Unsec’d. Notes, Series INBK	3.810	09/14/50	CNH	30,000	5,109,461
China Government International Bond,
Sr. Unsec’d. Notes	0.500	11/12/31	EUR	1,800	1,960,378
Sr. Unsec’d. Notes	1.000	11/12/39	EUR	3,500	3,761,533

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.150%	06/18/27	CNH	4,000	$663,684
Sr. Unsec’d. Notes	4.400	05/14/24	CNH	20,000	3,255,169
Unsec’d. Notes, Series 1910	3.860	05/20/29	CNH	10,000	1,658,817
Unsec’d. Notes, Series 2010	3.230	03/23/30	CNH	30,000	4,780,771
					91,028,446
Colombia 1.3%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		1,400	1,220,842
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,024,727
Sr. Unsec’d. Notes	8.375	02/15/27		2,745	3,381,603
Sr. Unsec’d. Notes	9.850	06/28/27	COP	15,013,000	4,175,993
Sr. Unsec’d. Notes	10.375	01/28/33		1,401	1,925,068
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,480,634
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	47,879	57,689,413
					70,898,280
Croatia 0.3%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	223,846
Sr. Unsec’d. Notes	1.500	06/17/31	EUR	5,600	6,333,044
Sr. Unsec’d. Notes	2.750	01/27/30	EUR	3,000	3,721,835
Sr. Unsec’d. Notes	3.000	03/20/27	EUR	4,500	5,630,302
					15,909,027
Cyprus 1.0%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	8,303,303
Sr. Unsec’d. Notes, EMTN	2.250	04/16/50	EUR	2,000	2,539,311
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	4,700	5,855,606
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	13,376,103
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	4,211,721
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	16,514	21,424,129
					55,710,173
Czech Republic 0.0%
Czech Republic Government Bond, Bonds, Series 95	1.000	06/26/26	CZK	50,000	2,070,977

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Denmark 0.1%
Denmark Government Bond,
Bonds(k)	1.750%	11/15/25	DKK	3,520	$571,352
Bonds(k)	4.500	11/15/39	DKK	1,800	474,438
Bonds, Series 10 YR(k)	0.500	11/15/27	DKK	12,110	1,887,042
Bonds, Series 10 YR(k)	0.500	11/15/29	DKK	4,300	671,821
Bonds, Series 30 YR(k)	0.250	11/15/52	DKK	5,000	730,088
					4,334,741
Dominican Republic 0.0%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.875	04/18/24		1,306	1,361,985
Egypt 0.0%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	5.577	02/21/23		1,835	1,880,560
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	748,409
					2,628,969
Estonia 0.0%
Estonia Government International Bond, Sr. Unsec’d. Notes	0.125	06/10/30	EUR	100	110,283
Finland 0.0%
Finland Government Bond, Sr. Unsec’d. Notes, 144A	0.125	04/15/52	EUR	100	97,431
Finland Government International Bond, Sr. Unsec’d. Notes	6.950	02/15/26		600	716,575
Kuntarahoitus OYJ, Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,592,088
					2,406,094
France 0.5%
Agence France Locale, Gtd. Notes, EMTN	1.125	06/20/28	EUR	1,500	1,774,601
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	25,847,551
French Republic Government Bond OAT, Bonds, 144A(k)	0.500	05/25/72	EUR	100	83,757
					27,705,909

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Germany 0.1%
Bundesrepublik Deutschland Bundesanleihe,
Bonds(k)	0.000%	08/15/31	EUR	5,910	$6,657,319
Bonds(k)	0.000	08/15/50	EUR	100	104,836

State of North Rhine-Westphalia, Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	22,792
					6,784,947
Greece 2.2%
Hellenic Republic Government Bond,
Bonds(a)	3.900	01/30/33	EUR	100	137,133
Bonds(a)	4.000	01/30/37	EUR	100	149,843
Bonds	4.200	01/30/42	EUR	100	162,537
Bonds	4.300	02/24/25	EUR	1	1,243
Bonds	4.300	02/24/29	EUR	1	1,265
Bonds	4.300	02/24/30	EUR	2	2,671
Bonds	4.300	02/24/31	EUR	34	45,617
Bonds	4.300	02/24/32	EUR	60	80,830
Bonds	4.300	02/24/36	EUR	2	2,924
Bonds	4.300	02/24/39	EUR	1	1,606
Bonds, 144A	0.750	06/18/31	EUR	7,308	7,517,014
Bonds, 144A	1.500	06/18/30	EUR	4,000	4,454,903
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	75,646	84,674,334
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	7,531,536
Sr. Unsec’d. Notes, 144A	3.875	03/12/29	EUR	150	196,152
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	9,719	14,200,219
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,200	7,421,740
					126,581,567
Guernsey 0.2%
States of Guernsey Bond, Sr. Unsec’d. Notes	3.375	12/12/46	GBP	5,800	9,715,738
Hong Kong 0.0%
Hong Kong Sukuk 2017 Ltd., Sr. Unsec’d. Notes	3.132	02/28/27		1,500	1,582,435
Hungary 0.3%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.250	10/22/25	EUR	2,000	2,321,062

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary (cont’d.)
Hungary Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	1.625%	04/28/32	EUR	4,176	$4,804,318
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		1,375	1,302,871
Sr. Unsec’d. Notes, Series 02	1.290	09/18/30	JPY	700,000	6,195,108
Sr. Unsec’d. Notes, Series 08	0.740	09/18/25	JPY	100,000	875,339
					15,498,698
Iceland 0.1%
Iceland Government International Bond,
Sr. Unsec’d. Notes	0.100	06/20/24	EUR	2,634	2,947,315
Sr. Unsec’d. Notes	5.875	05/11/22		2,560	2,590,638
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	500	565,052
					6,103,005
India 0.4%
Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN	2.250	01/13/31		4,400	3,998,654
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		2,910	2,885,195
Sr. Unsec’d. Notes, EMTN	3.250	01/15/30		363	359,906
Sr. Unsec’d. Notes, Series 03	0.590	09/05/22	JPY	1,700,000	14,763,766
					22,007,521
Indonesia 1.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	7,700	8,531,620
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	9,167,352
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	3,415	3,595,574
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	10,596,479
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	3,400	3,908,666
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,600	3,023,204
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	1,505	1,842,964
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	5,195	6,084,366
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	5,700	6,605,090
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	17,896,011
Sr. Unsec’d. Notes, Series 05	0.920	05/31/23	JPY	100,000	876,892
Sr. Unsec’d. Notes, Series 09	0.830	05/22/24	JPY	200,000	1,755,874
Sr. Unsec’d. Notes, Series 14	1.130	07/07/23	JPY	400,000	3,517,941
					77,402,033

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ireland 0.0%
Ireland Government Bond, Sr. Unsec’d. Notes	0.550%	04/22/41	EUR	100	$107,353
Israel 0.3%
Israel Government Bond, Bonds, Series 0330	1.000	03/31/30	ILS	4,000	1,223,086
Israel Government International Bond,
Sr. Unsec’d. Notes	2.750	07/03/30		5,000	5,160,762
Sr. Unsec’d. Notes(a)	4.500	04/03/2120		1,240	1,486,730
Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,435	6,916,351
					14,786,929
Italy 4.5%
Cassa Del Trentino SPA, Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	1,393	1,560,357
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	2,100	2,573,459
Sr. Unsec’d. Notes, 144A	1.700	09/01/51	EUR	800	825,022
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	15,640	21,355,647

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	6,704	8,368,349
Region of Umbria, Sr. Unsec’d. Notes	0.000(cc)	03/26/31	EUR	1,035	1,102,771
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	5,324	5,348,718
Sr. Unsec’d. Notes	3.486(s)	03/27/23		775	766,971
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.375	10/17/24		500	507,023
Sr. Unsec’d. Notes	2.875	10/17/29		3,300	3,300,884
Sr. Unsec’d. Notes	4.000	10/17/49		500	527,672
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	383	441,306
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.800% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	10,736,957
Sr. Unsec’d. Notes, EMTN	4.425	03/28/36	EUR	1,400	2,039,615
Sr. Unsec’d. Notes, EMTN(a)	5.200	07/31/34	EUR	7,098	11,084,287
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	17,018	29,616,840
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,100	3,749,269
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	69,287	113,819,073
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	15,045	18,929,959

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy (cont’d.)
Republic of Italy Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, MTN(a)	5.375%	06/15/33		11,108	$13,384,713
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor 0.000%)	0.117(c)	05/11/26	EUR	3,000	3,361,087
					253,399,979
Japan 0.5%
Agriculture Forestry & Fisheries Finance Corp., Sr. Sec’d. Notes, Series 12	2.240	03/19/27	JPY	100,000	964,649
Honshu-Shikoku Bridge, Sr. Sec’d. Notes, Series 05	2.230	12/20/24	JPY	200,000	1,843,786
Japan Government Ten Year Bond, Bonds, Series 360(k)	0.100	09/20/30	JPY	100,000	869,328
Japan Government Thirty Year Bond,
Bonds, Series 66(k)	0.400	03/20/50	JPY	450,000	3,559,346
Bonds, Series 69(k)	0.700	12/20/50	JPY	400,000	3,413,552
Japan Government Twenty Year Bond,
Bonds, Series 149(k)	1.500	06/20/34	JPY	50,000	498,638
Bonds, Series 150(k)	1.400	09/20/34	JPY	145,000	1,432,179
Bonds, Series 157(k)	0.200	06/20/36	JPY	224,100	1,900,272
Bonds, Series 159(k)	0.600	12/20/36	JPY	665,000	5,953,896
Bonds, Series 165(k)	0.500	06/20/38	JPY	407,000	3,561,445
Bonds, Series 171(k)	0.300	12/20/39	JPY	300,000	2,515,091

Japan Housing Finance Agency, Sr. Sec’d. Notes, Series 102	1.441	03/19/27	JPY	100,000	925,541
Japanese Government CPI Linked Bond, Bonds, Series 22	0.100	03/10/27	JPY	222,029	2,016,176
					29,453,899
Kazakhstan 0.4%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.600	09/30/26	EUR	2,000	2,169,752
Sr. Unsec’d. Notes, EMTN	1.500	09/30/34	EUR	5,700	6,100,967
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	12,615	14,989,791
					23,260,510
Latvia 0.0%
Latvia Government International Bond, Unsec’d. Notes, GMTN	0.000	03/17/31	EUR	100	107,839

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Lithuania 0.0%
Lithuania Government Bond, Bonds, Series 07 YR	0.600%	06/29/23	EUR	200	$227,157
Lithuania Government International Bond, Sr. Unsec’d. Notes, EMTN	0.750	05/06/30	EUR	100	115,185
					342,342
Luxembourg 0.0%
State of the Grand-Duchy of Luxembourg, Sr. Unsec’d. Notes	0.000	09/14/32	EUR	100	107,971
Macedonia 0.0%
North Macedonia Government International Bond, Sr. Unsec’d. Notes	5.625	07/26/23	EUR	1,000	1,188,285
Malaysia 0.1%
1MDB Global Investments Ltd., Sr. Unsec’d. Notes	4.400	03/09/23		2,000	2,001,766
Malaysia Government Bond, Bonds, Series 0220	2.632	04/15/31	MYR	10,000	2,190,201
					4,191,967
Mexico 1.1%
Mexican Bonos, Sr. Unsec’d. Notes, Series M	8.000	12/07/23	MXN	10,000	489,267
Mexico Government International Bond,
Sr. Unsec’d. Notes(a)	1.125	01/17/30	EUR	10,100	10,752,659
Sr. Unsec’d. Notes	1.350	09/18/27	EUR	500	564,290
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	4,852,768
Sr. Unsec’d. Notes	1.625	04/08/26	EUR	200	231,381
Sr. Unsec’d. Notes(a)	2.875	04/08/39	EUR	5,000	5,490,045
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	1,126,486
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	800	911,184
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	490,644
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	3,870	4,459,982
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	13,633	19,993,738
Sr. Unsec’d. Notes, Series 25	0.600	04/20/23	JPY	700,000	6,102,910
Sr. Unsec’d. Notes, Series 26	0.850	04/18/25	JPY	500,000	4,366,065
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	2,425,887
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	1,188,686
					63,445,992

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Montenegro 0.0%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	3.375%	04/21/25	EUR	750	$846,403
Netherlands 0.0%
Netherlands Government Bond, Bonds, 144A	0.000	01/15/52	EUR	100	100,043
New Zealand 0.1%
Auckland Council,
Sr. Sec’d. Notes	2.900	09/16/27	AUD	1,000	707,411
Sr. Sec’d. Notes	3.500	03/09/26	AUD	2,000	1,460,383

New Zealand Government Bond, Bonds	1.750	05/15/41	NZD	2,000	1,094,535
New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	2.000	04/15/37	NZD	2,100	1,143,789
Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	2,900	1,953,388
					6,359,506
Norway 0.1%
City of Oslo,
Sr. Unsec’d. Notes	1.500	11/27/30	NOK	3,000	310,947
Sr. Unsec’d. Notes	2.300	12/01/27	NOK	3,000	335,027
Sr. Unsec’d. Notes	3.650	11/08/23	NOK	9,000	1,042,478

Norway Government Bond, Sr. Unsec’d. Notes, Series 481, 144A(k)	1.750	09/06/29	NOK	10,000	1,108,754
					2,797,206
Panama 0.4%
Panama Government International Bond,
Sr. Unsec’d. Notes	4.000	09/22/24		200	209,219
Sr. Unsec’d. Notes	8.125	04/28/34		10,732	15,608,955
Sr. Unsec’d. Notes	9.375	01/16/23		3,806	4,040,630
Sr. Unsec’d. Notes	9.375	04/01/29		800	1,113,117
					20,971,921
Peru 1.2%
Peru Government Bond, Sr. Unsec’d. Notes	5.350	08/12/40	PEN	22,000	4,826,406

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru (cont’d.)
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250%	03/11/33	EUR	1,200	$1,266,933
Sr. Unsec’d. Notes	2.392	01/23/26		690	690,671
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	36,018	44,157,558
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	12,358,938
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	9,000	2,473,404
					65,773,910
Philippines 1.2%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.000	02/03/23	EUR	2,000	2,241,848
Sr. Unsec’d. Notes	0.250	04/28/25	EUR	690	768,159
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	5,863,138
Sr. Unsec’d. Notes	1.200	04/28/33	EUR	1,350	1,482,885
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	1,169,295
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	7,000	7,868,612
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	1,100,000	9,671,512
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	14,487,525
Unsec’d. Notes	3.580	05/20/22	CNH	165,000	25,979,864
					69,532,838
Poland 0.0%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes, EMTN	3.220	08/04/34	JPY	100,000	1,135,502
Portugal 1.4%
Autonomous Region of the Azores, Sr. Unsec’d. Notes	0.603	07/21/26	EUR	1,000	1,135,130
Metropolitano de Lisboa EPE,
Gov’t. Gtd. Notes	4.799	12/07/27	EUR	5,800	8,181,225
Gov’t. Gtd. Notes	7.300	12/23/25	EUR	300	428,527

Portugal Government International Bond, Sr. Unsec’d. Notes	4.090	06/03/22	CNH	70,800	11,160,946
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	24,295	42,992,854
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	4,000	3,951,934

Regiao Autonoma Madeira, Gov’t. Gtd. Notes	0.943	05/29/32	EUR	8,750	9,742,307
					77,592,923

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Qatar 0.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes	3.750%	04/16/30		2,000	$2,193,024
Sr. Unsec’d. Notes, 144A	4.500	04/23/28		2,000	2,247,267
					4,440,291
Romania 0.4%
Romania Government Bond,
Bonds, Series 05 YR	3.650	07/28/25	RON	1,000	218,539
Bonds, Series 15 YR	3.650	09/24/31	RON	2,000	393,424
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	4,528,809
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	2,052,689
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,159,784
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	2,268,282
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	1,109,203
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	1,138,156
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,966	3,372,476
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	825,736
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	3,694,841
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,297,585
					22,059,524
Russia 0.7%
Russian Federal Bond - OFZ, Bonds, Series 6224	6.900	05/23/29	RUB	61,000	689,221
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.850	11/20/32	EUR	2,200	2,257,976
Sr. Unsec’d. Notes	2.650	05/27/36	EUR	5,200	5,420,549
Sr. Unsec’d. Notes	2.875	12/04/25	EUR	23,100	26,730,246
Sr. Unsec’d. Notes	5.100	03/28/35		6,000	6,318,427
					41,416,419
San Marino 0.0%
San Marino Government Bond, Sr. Unsec’d. Notes	3.250	02/24/24	EUR	469	541,207
Saudi Arabia 0.3%
Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	7,811	9,027,757

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Saudi Arabia (cont’d.)
Saudi Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	2.000%	07/09/39	EUR	5,945	$6,871,082
Sr. Unsec’d. Notes, EMTN	0.625	03/03/30	EUR	600	655,660
					16,554,499
Serbia 0.8%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	6,000	6,387,826
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	20,595	24,698,314
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		13,215	11,898,345
					42,984,485
Singapore 0.0%
Housing & Development Board, Sr. Unsec’d. Notes, MTN	2.320	01/24/28	SGD	500	378,029
Slovakia 0.0%
Slovakia Government Bond, Sr. Unsec’d. Notes, Series 242	0.375	04/21/36	EUR	100	106,518
Slovenia 0.0%
Slovenia Government Bond, Unsec’d. Notes	0.000	02/12/31	EUR	100	106,774
Slovenia Government International Bond, Sr. Unsec’d. Notes	5.250	02/18/24		2,153	2,323,109
					2,429,883
South Africa 0.1%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	10,000	584,845
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	9,000	650,276
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	1,800	98,743

Republic of South Africa Government International Bond, Sr. Unsec’d. Notes	3.750	07/24/26	EUR	5,415	6,526,504
					7,860,368

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
South Korea 0.1%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	6.700%	12/02/24	IDR	40,000	$2,860
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	6,800,000	498,154
Sr. Unsec’d. Notes, EMTN	3.130	04/26/23	HKD	4,000	526,197
Sr. Unsec’d. Notes, EMTN	4.140	09/04/23	CNH	5,000	800,389
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	725,628
Sr. Unsec’d. Notes, EMTN	8.000	05/15/24	IDR	19,600,000	1,435,857
Sr. Unsec’d. Notes, GMTN	2.600	11/08/23	AUD	919	659,978
					4,649,063
Spain 2.6%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	579	861,008
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,439,536
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	4,979,098
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	2,100	3,890,099
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	3.250	06/28/24	CHF	1,300	1,514,281
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	32,000	3,451,876
Spain Government Bond,
Bonds, 144A(k)(v)	5.150	10/31/28	EUR	8,120	12,035,322
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	10,600	10,480,101
Sr. Unsec’d. Notes, 144A	1.200	10/31/40	EUR	2,500	2,772,129
Sr. Unsec’d. Notes, 144A	1.250	10/31/30	EUR	4,000	4,744,513
Sr. Unsec’d. Notes, 144A(k)	1.400	04/30/28	EUR	6,410	7,687,815
Sr. Unsec’d. Notes, 144A(k)	1.400	07/30/28	EUR	895	1,074,746
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	21,225	26,369,893
Sr. Unsec’d. Notes, 144A(k)	1.950	07/30/30	EUR	1,300	1,630,270
Sr. Unsec’d. Notes, 144A(k)	3.450	07/30/66	EUR	4,200	6,916,920
Spain Government Bond Coupon Strips,
Bonds	0.449(s)	07/30/29	EUR	438	473,832
Bonds	0.246(s)	01/31/32	EUR	3,900	4,031,124
Bonds(v)	0.320(s)	01/31/33	EUR	2,100	2,135,690
Bonds	0.958(s)	01/31/35	EUR	168	163,972
Bonds	1.027(s)	01/31/36	EUR	168	160,927
Bonds	1.078(s)	01/31/37	EUR	168	156,812
Bonds	1.296(s)	07/30/41	EUR	436	374,305
Bonds, Series CAC	0.579(s)	07/30/29	EUR	3,600	3,885,001
Bonds, Series CAC	1.128(s)	07/30/36	EUR	862	814,281
Bonds, Series CAC	1.212(s)	07/30/37	EUR	862	799,167

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond Coupon Strips, (cont’d.)
Bonds, Series CAC	1.297%(s)	07/30/38	EUR	862	$777,938
Bonds, Series CAC	1.365(s)	07/30/42	EUR	300	251,232
Bonds, Series CAC	1.405(s)	07/30/43	EUR	300	243,176
Bonds, Series CAC	1.455(s)	07/30/44	EUR	300	240,320
Bonds, Series CAC	1.475(s)	07/30/45	EUR	300	234,791
Bonds, Series CAC	1.485(s)	07/30/46	EUR	300	229,438
Bonds, Series CAC	1.504(s)	07/30/47	EUR	300	226,621
Bonds, Series CAC	1.514(s)	07/30/48	EUR	300	221,109
Bonds, Series CAC	1.544(s)	07/30/49	EUR	300	216,483
Bonds, Series CAC	1.564(s)	07/30/50	EUR	300	208,910
Bonds, Series CAC	1.594(s)	07/30/51	EUR	300	206,357
Bonds, Series CAC	1.623(s)	07/30/52	EUR	300	198,744
Bonds, Series CAC	1.663(s)	07/30/53	EUR	300	193,412
Bonds, Series CAC	1.683(s)	07/30/54	EUR	300	187,501
Bonds, Series CAC	1.703(s)	07/30/55	EUR	300	181,309
Bonds, Series CAC	1.732(s)	07/30/56	EUR	300	175,454
Bonds, Series CAC	1.772(s)	07/30/57	EUR	300	168,932
Bonds, Series CAC	1.782(s)	07/30/58	EUR	300	163,888
Bonds, Series CAC	1.812(s)	07/30/59	EUR	300	159,259
Bonds, Series CAC	1.851(s)	07/30/60	EUR	300	152,168
Bonds, Series CAC	1.871(s)	07/30/61	EUR	300	147,741
Bonds, Series CAC	1.891(s)	07/30/62	EUR	300	139,491
Bonds, Series CAC	1.921(s)	07/30/63	EUR	300	133,472
Bonds, Series CAC	1.950(s)	07/30/64	EUR	300	128,458
Bonds, Series CAC	1.980(s)	07/30/65	EUR	300	123,062
Bonds, Series CAC	2.010(s)	07/30/66	EUR	300	119,530

Spain Government Bond Principal Strips, Bonds	0.794(s)	07/30/41	EUR	1,700	1,455,463
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.010	11/21/44		10,500	13,883,784
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	16,090	26,148,813
					149,759,574
Sweden 0.0%
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, EMTN	1.500	05/12/25	SEK	7,000	771,267
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904(s)	06/25/27	ZAR	1,400	58,752
Sr. Unsec’d. Notes, MTN	2.665(s)	05/11/37		110	71,108

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Sweden (cont’d.)

Sweden Government Bond, Bonds, Series 1053(k)	3.500%	03/30/39	SEK	10,000	$1,580,165
					2,481,292
Thailand 0.0%
Thailand Government Bond, Sr. Unsec’d. Notes	3.650	06/20/31	THB	45,000	1,531,434
Turkey 0.1%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.625	03/31/25	EUR	5,000	5,638,346
Sr. Unsec’d. Notes	5.750	03/22/24		1,000	1,000,972
					6,639,318
Ukraine 0.9%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	3,736	3,225,450
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	31,299	30,152,460
Sr. Unsec’d. Notes	7.375	09/25/32		3,600	3,052,091
Sr. Unsec’d. Notes	7.750	09/01/24		1,875	1,672,980
Sr. Unsec’d. Notes	7.750	09/01/25		400	351,898
Sr. Unsec’d. Notes	7.750	09/01/26		500	437,595
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	9,705	8,378,744
Sr. Unsec’d. Notes, 144A	7.253	03/15/33		1,560	1,311,799
					48,583,017
United Arab Emirates 0.4%
Dubai DOF Sukuk Ltd.,
Sr. Unsec’d. Notes	5.000	04/30/29		5,000	5,684,829
Sr. Unsec’d. Notes, EMTN	6.450	05/02/22		6,423	6,520,222

RAK Capital, Sr. Unsec’d. Notes, EMTN	3.094	03/31/25		1,400	1,440,026
Sharjah Sukuk Ltd., Sr. Unsec’d. Notes	3.764	09/17/24		3,800	3,952,202
Sharjah Sukuk Program Ltd.,
Sr. Unsec’d. Notes, EMTN	3.854	04/03/26		4,000	4,169,939
Sr. Unsec’d. Notes, EMTN	4.226	03/14/28		1,200	1,262,287

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
United Arab Emirates (cont’d.)

UAE International Government Bond, Sr. Unsec’d. Notes, 144A, MTN	2.000%	10/19/31		510	$493,103
					23,522,608
United Kingdom 1.6%
HM Treasury UK Sovereign Sukuk PLC, Unsec’d. Notes	0.333	07/22/26	GBP	500	649,140
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	10,311	18,982,598
Unsec’d. Notes	5.625	03/29/30	GBP	5,041	8,708,343

Jersey International Bond, Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	1,571,290
Transport for London,
Sr. Unsec’d. Notes, EMTN	4.000	09/12/33	GBP	1,000	1,567,552
Sr. Unsec’d. Notes, EMTN	4.000	04/07/64	GBP	800	1,495,386
Sr. Unsec’d. Notes, EMTN	4.500	03/31/31	GBP	4,237	6,443,088
Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	3,464	5,750,869
United Kingdom Gilt,
Bonds(k)	0.500	10/22/61	GBP	100	101,282
Bonds(k)	0.625	10/22/50	GBP	19,000	20,636,227
Bonds(k)	1.250	10/22/41	GBP	100	128,546
Bonds(k)	1.250	07/31/51	GBP	100	127,362
Bonds(k)	1.500	07/22/47	GBP	100	134,617
Bonds(k)	1.625	10/22/54	GBP	100	141,408
Bonds(k)	1.625	10/22/71	GBP	100	155,231
Bonds(k)	1.750	09/07/37	GBP	100	139,590
Bonds(k)	1.750	01/22/49	GBP	100	142,675
Bonds(k)	1.750	07/22/57	GBP	100	148,409
Bonds(k)	2.500	07/22/65	GBP	100	188,658
Bonds(k)	3.250	01/22/44	GBP	100	178,081
Bonds(k)	3.500	01/22/45	GBP	2,310	4,305,099
Bonds(k)	3.500	07/22/68	GBP	100	238,681
Bonds(k)	3.750	07/22/52	GBP	100	210,249
Bonds(k)	4.000	01/22/60	GBP	100	240,853
Bonds(k)	4.250	03/07/36	GBP	5,965	10,909,928
Bonds(k)	4.250	09/07/39	GBP	180	346,672
Bonds(k)	4.250	12/07/40	GBP	100	195,560
Bonds(k)	4.250	12/07/46	GBP	1,920	4,047,688
Bonds(k)	4.250	12/07/49	GBP	100	219,546
Bonds(k)	4.250	12/07/55	GBP	100	236,842
Bonds(k)	4.500	12/07/42	GBP	100	206,994

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
United Kingdom (cont’d.)
United Kingdom Gilt, (cont’d.)
Bonds(k)	4.750%	12/07/38	GBP	100	$200,935
Unsec’d. Notes(k)	0.875	01/31/46	GBP	100	117,299
Unsec’d. Notes(k)	1.125	01/31/39	GBP	100	126,936

United Kingdom Municipal Bonds Agency Finance Co. Designated Activity Co., Local Gov’t. Gtd. Notes	1.625	08/26/60	GBP	750	899,248
					89,892,882
Uruguay 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	01/23/31		625	701,077
Sr. Unsec’d. Notes	6.875	09/28/25		2,202	2,498,290
					3,199,367

Total Sovereign Bonds (cost $1,809,580,114)					1,762,125,999
U.S. Government Agency Obligations 1.1%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	20,307	33,781,405
Tennessee Valley Authority
Sr. Unsec’d. Notes	4.625	06/07/43	GBP	300	577,671
Sr. Unsec’d. Notes	5.625	06/07/32	GBP	14,971	27,094,506

Total U.S. Government Agency Obligations (cost $64,890,166)					61,453,582
U.S. Treasury Obligations 0.4%
U.S. Treasury Bonds(h)(k)	1.125	08/15/40		14,930	12,548,198
U.S. Treasury Bonds(h)	2.250	05/15/41		1,000	1,011,719
U.S. Treasury Notes(h)	0.625	08/15/30		5,000	4,550,781
U.S. Treasury Notes(h)	1.375	02/15/23		2,450	2,464,547
U.S. Treasury Notes	1.500	11/30/28		55	54,123
U.S. Treasury Notes(k)	2.125	05/15/25		300	306,586
U.S. Treasury Strips Coupon(k)	1.872(s)	05/15/31		400	335,297
U.S. Treasury Strips Coupon(k)	1.888(s)	08/15/29		345	300,986
U.S. Treasury Strips Coupon(k)	2.089(s)	11/15/35		800	599,531
U.S. Treasury Strips Coupon	2.251(s)	08/15/40		800	524,375

Total U.S. Treasury Obligations (cost $23,947,649)					22,696,143

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares		Value
Common Stocks 0.2%
Spain 0.0%
Codere New Topco SA (cost $0)^	EUR	16,439	$—
United States 0.2%
Chesapeake Energy Corp.		210,759	14,367,441
Chesapeake Energy Corp. Backstop Commitment		1,212	82,622
Ferrellgas Partners LP (Class B Stock)		2,731	696,405
			15,146,468

Total Common Stocks (cost $4,328,508)			15,146,468
Preferred Stock 0.0%
United States
Citigroup Capital XIII, 6.499%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40 (cost $100,000)		4,000	107,680

Total Long-Term Investments (cost $5,709,435,916)			5,588,007,536

Short-Term Investments 1.3%
Affiliated Mutual Fund 0.9%
PGIM Institutional Money Market Fund (cost $52,154,561; includes $52,150,766 of cash collateral for securities on loan)(b)(we)		52,204,759	52,168,216
Unaffiliated Fund 0.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $20,778,289)		20,778,289	20,778,289
Options Purchased*~ 0.0%
(cost $19,994,834)			1,187,505

Total Short-Term Investments (cost $92,927,684)			74,134,010

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.8% (cost $5,802,363,600)	$5,662,141,546
Options Written*~ (0.0)%
(premiums received $23,851,378)	(1,643,326)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.8% (cost $5,778,512,222)	5,660,498,220
Other assets in excess of liabilities(z) 0.2%	11,029,768

Net Assets 100.0%	$5,671,527,988

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
AID—Agency for International Development

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BTP—Buoni del Tesoro Poliennali
BUBOR—Budapest Interbank Offered Rate
CAC—French Stock Market Index
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
HICP—Harmonised Index of Consumer Prices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MosPRIME—Moscow Prime Offered Rate
MPLE—Maple Bonds
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
NSA—Non-Seasonally Adjusted
OAT—Obligations Assimilables du Tresor
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SARON—Swiss Average Rate Overnight
SIBOR—Singapore Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
THBFIX—Thai Baht Interest Rate Fixing

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
TONAR—Tokyo Overnight Average Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $112,914,070 and 2.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,971,732; cash collateral of $52,150,766 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $22,458,190. The aggregate value of $21,619,268 is 0.4% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	26.00	—	159,750	$1,186
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	31.50	—	319,500	65
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	36.00	—	103,800	3
Total OTC Traded (cost $18,973,056)							$1,254

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/21/25	Call	Deutsche Bank AG	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)	SAR	304,125	$125,362
2- Year Interest Rate Swap, 05/21/25	Put	Deutsche Bank AG	05/17/23	2.05%	3 Month SAIBOR(Q)	2.05%(A)	SAR	304,125	1,060,889
Total OTC Swaptions (cost $1,021,778)									$1,186,251
Total Options Purchased (cost $19,994,834)									$1,187,505
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	26.00	—	159,750	$(1,186)
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	31.50	—	319,500	(65)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00	—	103,800	(3)
Total OTC Traded (premiums received $22,518,474)							$(1,254)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/19/25	Call	Deutsche Bank AG	05/17/23	1.13%	3 Month LIBOR(Q)	1.13%(S)		81,100	$(179,897)
2- Year Interest Rate Swap, 05/19/25	Put	Deutsche Bank AG	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)		81,100	(1,387,773)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)		36,100	(1,821)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		69,580	(3,082)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	06/15/22	9.00%	5.00%(Q)	iTraxx.XO. 35.V1(Q)	EUR	10,000	(16,047)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	09/21/22	8.00%	5.00%(Q)	iTraxx.XO. 36.V1(Q)	EUR	5,000	(26,153)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.36.V1, 12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO. 36.V1(Q)	EUR	5,000	$(27,299)
Total OTC Swaptions (premiums received $1,332,904)									$(1,642,072)
Total Options Written (premiums received $23,851,378)									$(1,643,326)
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at January 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
424	5 Year U.S. Treasury Notes	Mar. 2022	$50,542,127	$(589,503)
1,971	10 Year U.S. Treasury Notes	Mar. 2022	252,226,406	(3,992,763)
2,566	20 Year U.S. Treasury Bonds	Mar. 2022	399,333,750	(7,212,506)
2,090	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	394,879,375	(10,205,222)
315	Euro-BTP Italian Government Bonds	Mar. 2022	51,624,999	(244,451)
411	Euro-OAT	Mar. 2022	74,344,427	(1,927,832)
2,207	Japanese Yen Currency	Mar. 2022	239,983,663	(4,311,733)
				(28,484,010)
Short Positions:
1	30 Day Federal Funds	Apr. 2022	415,137	1,728
152	3 Month CME SOFR	Jun. 2022	37,838,500	175,159
510	3 Month CME SOFR	Sep. 2022	126,473,625	988,192
5,590	2 Year U.S. Treasury Notes	Mar. 2022	1,211,108,438	9,462,804
1,968	5 Year Euro-Bobl	Mar. 2022	292,375,975	4,511,252
205	10 Year Euro-Bund	Mar. 2022	38,947,259	882,250
808	10 Year U.K. Gilt	Mar. 2022	132,531,395	2,687,287
1,029	10 Year U.S. Ultra Treasury Notes	Mar. 2022	146,970,146	5,156,165
26	30 Year Euro Buxl	Mar. 2022	5,938,332	190,425
473	Euro Currency	Mar. 2022	66,536,319	498,126
5,756	Euro Schatz Index	Mar. 2022	723,448,436	2,168,664
				26,722,052
				$(1,761,958)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	22,238	$16,051,388	$15,730,522	$—	$(320,866)
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	4,867	3,379,499	3,440,294	60,795	—
Brazilian Real,
Expiring 02/02/22	Credit Suisse International	BRL	19,830	3,504,699	3,732,412	227,713	—
Expiring 03/03/22	Credit Suisse International	BRL	19,830	3,653,367	3,705,447	52,080	—
British Pound,
Expiring 04/19/22	Morgan Stanley & Co. International PLC	GBP	548	746,336	736,424	—	(9,912)
Canadian Dollar,
Expiring 04/19/22	Deutsche Bank AG	CAD	3,094	2,436,334	2,433,639	—	(2,695)
Expiring 04/19/22	HSBC Bank PLC	CAD	45,800	36,470,555	36,023,832	—	(446,723)
Chilean Peso,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	CLP	4,591,770	5,380,875	5,700,002	319,127	—
Chinese Renminbi,
Expiring 02/18/22	Citibank, N.A.	CNH	141,504	21,976,155	22,178,878	202,723	—
Expiring 02/18/22	Deutsche Bank AG	CNH	777,728	121,128,222	121,898,162	769,940	—
Expiring 02/18/22	HSBC Bank PLC	CNH	447,040	69,630,306	70,067,447	437,141	—
Expiring 02/18/22	Morgan Stanley & Co. International PLC	CNH	212,257	33,059,216	33,268,317	209,101	—
Expiring 02/18/22	Morgan Stanley & Co. International PLC	CNH	19,778	3,094,705	3,099,908	5,203	—
Colombian Peso,
Expiring 03/16/22	BNP Paribas S.A.	COP	26,633,919	6,690,511	6,710,000	19,489	—
Expiring 03/16/22	UBS AG	COP	11,988,043	2,949,088	3,020,200	71,112	—
Czech Koruna,
Expiring 04/19/22	Barclays Bank PLC	CZK	105,693	4,871,869	4,837,943	—	(33,926)
Danish Krone,
Expiring 04/19/22	HSBC Bank PLC	DKK	55,300	8,463,455	8,365,968	—	(97,487)
Euro,
Expiring 04/19/22	Barclays Bank PLC	EUR	6,192	7,040,035	6,970,367	—	(69,668)
Expiring 04/19/22	Deutsche Bank AG	EUR	19,187	22,000,000	21,597,517	—	(402,483)
Expiring 04/19/22	The Toronto-Dominion Bank	EUR	20,000	22,864,550	22,512,361	—	(352,189)
Expiring 04/19/22	UBS AG	EUR	1,210	1,375,300	1,361,816	—	(13,484)
Hungarian Forint,
Expiring 04/19/22	BNP Paribas S.A.	HUF	4,274,940	13,524,439	13,403,899	—	(120,540)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 03/16/22	Citibank, N.A.	ILS	24,938	$7,910,496	$7,885,491	$—	$(25,005)
Japanese Yen,
Expiring 04/19/22	The Toronto-Dominion Bank	JPY	32,157,271	278,969,592	279,702,181	732,589	—
Expiring 05/31/22	Citibank, N.A.	JPY	451,400	4,141,710	3,930,129	—	(211,581)
Expiring 05/31/22	Deutsche Bank AG	JPY	3,195,124	29,579,000	27,818,421	—	(1,760,579)
Expiring 10/31/23	Barclays Bank PLC	JPY	525,393	5,512,000	4,686,249	—	(825,751)
Expiring 10/31/23	Barclays Bank PLC	JPY	406,236	4,196,000	3,623,426	—	(572,574)
Expiring 10/31/23	Deutsche Bank AG	JPY	511,039	5,353,999	4,558,221	—	(795,778)
Expiring 10/31/23	Goldman Sachs International	JPY	1,254,996	12,881,000	11,193,953	—	(1,687,047)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	1,637,975	15,824,364	14,609,939	—	(1,214,425)
Malaysian Ringgit,
Expiring 03/16/22	Barclays Bank PLC	MYR	61,814	14,537,675	14,782,153	244,478	—
Mexican Peso,
Expiring 02/25/22	Bank of America, N.A.	MXN	206,269	8,742,706	9,958,823	1,216,117	—
Expiring 02/25/22	Citibank, N.A.	MXN	127,232	6,119,126	6,142,830	23,704	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	37,213	1,714,899	1,790,197	75,298	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	37,213	1,716,640	1,790,197	73,557	—
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	110,648	4,577,425	4,921,213	343,788	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	352,530	14,859,000	15,679,245	820,245	—
New Zealand Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	NZD	6,612	4,473,915	4,344,489	—	(129,426)
Norwegian Krone,
Expiring 04/19/22	Morgan Stanley & Co. International PLC	NOK	47,091	5,376,906	5,287,143	—	(89,763)
Polish Zloty,
Expiring 04/19/22	HSBC Bank PLC	PLN	68,400	17,222,796	16,661,337	—	(561,459)
Romanian Leu,
Expiring 04/19/22	BNP Paribas S.A.	RON	11,029	2,512,040	2,489,484	—	(22,556)
Russian Ruble,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	768,677	10,020,888	9,816,714	—	(204,174)
Singapore Dollar,
Expiring 03/16/22	BNP Paribas S.A.	SGD	11,708	8,563,103	8,664,729	101,626	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 03/16/22	BNP Paribas S.A.	KRW	79,541,344	$67,415,346	$65,898,716	$—	$(1,516,630)
Thai Baht,
Expiring 03/16/22	Citibank, N.A.	THB	489,117	14,403,791	14,688,421	284,630	—
				$956,915,321	$951,719,056	6,290,456	(11,486,721)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/31/22	Morgan Stanley & Co. International PLC	AUD	6,023	$4,547,606	$4,261,918	$285,688	$—
Brazilian Real,
Expiring 02/02/22	Credit Suisse International	BRL	19,830	3,679,072	3,732,412	—	(53,340)
British Pound,
Expiring 04/19/22	Bank of America, N.A.	GBP	742	1,015,824	997,334	18,490	—
Expiring 04/19/22	Goldman Sachs International	GBP	5,333	7,151,940	7,169,566	—	(17,626)
Expiring 04/19/22	HSBC Bank PLC	GBP	1,354	1,830,176	1,820,692	9,484	—
Expiring 04/19/22	Standard Chartered Bank	GBP	273,441	372,822,338	367,594,966	5,227,372	—
Expiring 04/19/22	The Toronto-Dominion Bank	GBP	4,925	6,622,721	6,621,167	1,554	—
Chinese Renminbi,
Expiring 02/18/22	Barclays Bank PLC	CNH	45,088	7,061,566	7,066,906	—	(5,340)
Expiring 02/18/22	BNP Paribas S.A.	CNH	9,619	1,501,366	1,507,671	—	(6,305)
Expiring 02/18/22	Morgan Stanley & Co. International PLC	CNH	38,603	6,075,891	6,050,454	25,437	—
Expiring 02/18/22	UBS AG	CNH	9,395	1,470,000	1,472,555	—	(2,555)
Expiring 02/18/22	UBS AG	CNH	9,136	1,419,991	1,431,871	—	(11,880)
Expiring 02/18/22	UBS AG	CNH	7,733	1,202,895	1,212,057	—	(9,162)
Euro,
Expiring 04/19/22	BNP Paribas S.A.	EUR	127,726	145,440,146	143,770,644	1,669,502	—
Expiring 04/19/22	Standard Chartered Bank	EUR	146,457	168,317,102	164,854,572	3,462,530	—
Expiring 04/19/22	UBS AG	EUR	86,014	98,683,969	96,819,352	1,864,617	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar,
Expiring 02/18/22	The Toronto-Dominion Bank	HKD	49,204	$6,316,928	$6,310,523	$6,405	$—
Indonesian Rupiah,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	24,529,047	1,687,817	1,705,788	—	(17,971)
Japanese Yen,
Expiring 04/19/22	Morgan Stanley & Co. International PLC	JPY	981,171	8,615,078	8,534,176	80,902	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	JPY	844,470	7,335,511	7,345,157	—	(9,646)
Expiring 05/31/22	Citibank, N.A.	JPY	1,428,721	13,839,506	12,439,197	1,400,309	—
Expiring 05/31/22	Deutsche Bank AG	JPY	1,686,190	16,037,000	14,680,850	1,356,150	—
Expiring 10/31/23	Citibank, N.A.	JPY	628,883	6,526,054	5,609,333	916,721	—
Expiring 10/31/23	Citibank, N.A.	JPY	115,153	1,102,894	1,027,110	75,784	—
Expiring 10/31/23	Goldman Sachs International	JPY	1,532,531	13,803,651	13,669,433	134,218	—
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	2,309,705	20,805,025	20,601,449	203,576	—
Mexican Peso,
Expiring 02/25/22	Barclays Bank PLC	MXN	210,698	8,909,000	10,172,638	—	(1,263,638)
Expiring 02/25/22	Deutsche Bank AG	MXN	68,653	3,198,000	3,314,617	—	(116,617)
Expiring 02/25/22	Goldman Sachs International	MXN	54,150	2,184,000	2,614,399	—	(430,399)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	463,178	20,111,923	20,600,458	—	(488,535)
Peruvian Nuevo Sol,
Expiring 03/16/22	Standard Chartered Bank	PEN	61,356	14,955,262	15,885,811	—	(930,549)
South African Rand,
Expiring 03/16/22	Barclays Bank PLC	ZAR	119,095	7,438,862	7,699,539	—	(260,677)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	ZAR	53,519	3,318,210	3,459,982	—	(141,772)
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	82,215	5,096,250	5,315,232	—	(218,982)
Swedish Krona,
Expiring 04/19/22	Morgan Stanley & Co. International PLC	SEK	76,837	8,513,205	8,248,114	265,091	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 04/19/22	Barclays Bank PLC	CHF	5,413	$5,883,947	$5,854,815	$29,132	$—
				$1,004,520,726	$991,472,758	17,032,962	(3,984,994)
						$23,323,418	$(15,471,715)
Cross currency exchange contracts outstanding at January 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
05/31/22	Buy	AUD	23,459	JPY	1,788,749	$1,025,974	$—	Deutsche Bank AG
05/31/22	Buy	JPY	1,257,136	AUD	17,436	—	(1,392,558)	Goldman Sachs International
10/31/23	Buy	AUD	8,947	JPY	599,449	977,494	—	Deutsche Bank AG
10/31/23	Buy	JPY	277,535	AUD	3,979	—	(337,122)	Goldman Sachs International
10/31/23	Buy	JPY	671,731	AUD	9,835	—	(960,471)	Morgan Stanley & Co. International PLC
						$2,003,468	$(2,690,151)
Credit default swap agreements outstanding at January 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	02/14/22	0.500%(M)	36,100	*	$15,544	$(4,512)	$20,056	Goldman Sachs International
GS_21-PJA††	02/14/22	0.250%(M)	69,580	*	14,979	(4,349)	19,328	Goldman Sachs International
					$30,523	$(8,861)	$39,384
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Ryder System, Inc.	06/20/25	1.000%(Q)	9,540	$127,329	$(117,508)	$(244,837)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Central Bank of Tunisia	12/20/22	1.000%(Q)		700	$64,951		$12,710		$52,241		Barclays Bank PLC
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	2,640	125,084		219,489		(94,405)		Deutsche Bank AG
Gazprom Pao	06/20/25	1.000%(Q)	EUR	2,000	109,299		15,925		93,374		Barclays Bank PLC
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		5,000	(44,242)		42,652		(86,894)		Goldman Sachs International
Marriott International, Inc.	06/20/25	1.000%(Q)		875	(12,136)		27,514		(39,650)		Morgan Stanley & Co. International PLC
Republic of France	12/20/26	0.250%(Q)		11,140	(31,986)		(21,442)		(10,544)		Barclays Bank PLC
Republic of South Africa	06/20/26	1.000%(Q)		1,000	37,979		34,816		3,163		Goldman Sachs International
Safeway Inc.	03/20/23	5.000%(Q)		5,000	(278,022)		(244,132)		(33,890)		BNP Paribas S.A.
Sasol Ltd.	12/20/22	1.000%(Q)		800	1,247		29,309		(28,062)		Barclays Bank PLC
					$(27,826)		$116,841		$(144,667)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
American International Group, Inc.	06/20/26	1.000%(Q)		3,260	0.656%	$51,521	$43,022	$8,499	Bank of America, N.A.
AT&T, Inc.	03/20/22	1.000%(Q)		8,070	0.288%	17,300	6,902	10,398	Credit Suisse International
Bank of Nova Scotia	06/20/22	1.000%(Q)		10,000	0.546%	29,556	25,055	4,501	Credit Suisse International
Barclays PLC	12/20/26	1.000%(Q)	EUR	3,000	0.645%	62,322	30,589	31,733	Citibank, N.A.
BNP Paribas S.A.	06/20/23	1.000%(Q)	EUR	5,000	0.171%	72,204	72,536	(332)	Barclays Bank PLC
Calpine Corp.	06/20/22	5.000%(Q)		24,500	0.951%	530,572	392,390	138,182	Credit Suisse International

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Calpine Corp.	06/20/22	5.000%(Q)		14,700	0.951%	$318,343	$232,687	$85,656	Credit Suisse International
Credit Suisse Group AG	06/20/22	1.000%(Q)	EUR	5,000	0.234%	23,457	18,905	4,552	Barclays Bank PLC
DP World PLC	12/20/24	1.000%(Q)		2,000	0.665%	21,486	5,422	16,064	Barclays Bank PLC
Electricite de France S.A.	12/20/22	1.000%(Q)	EUR	8,470	0.240%	76,369	69,357	7,012	Goldman Sachs International
Emirate of Dubai	12/20/24	1.000%(Q)		1,000	0.643%	11,355	2,179	9,176	Citibank, N.A.
EQT Corp.	06/20/22	5.000%(Q)		3,590	1.441%	70,852	49,636	21,216	Credit Suisse International
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		3,000	3.352%	(124,752)	(218,310)	93,558	Deutsche Bank AG
Federation of Malaysia	12/20/24	1.000%(Q)		1,000	0.361%	19,452	9,938	9,514	Citibank, N.A.
General Electric Co.	06/20/22	1.000%(Q)		12,360	0.204%	52,947	33,350	19,597	Morgan Stanley & Co. International PLC
Generalitat de Cataluna	12/20/22	1.000%(Q)		2,960	*	18,003	(102,175)	120,178	Citibank, N.A.
Generalitat de Cataluna	12/20/25	1.000%(Q)		4,900	*	53,836	(36,340)	90,176	Deutsche Bank AG
Halliburton Co.	12/20/26	1.000%(Q)		4,240	0.772%	50,354	39,711	10,643	Goldman Sachs International
Hellenic Republic	06/20/22	1.000%(Q)		410	0.215%	1,739	(8,143)	9,882	Citibank, N.A.
Hellenic Republic	06/20/22	1.000%(Q)		200	0.215%	848	(4,085)	4,933	Goldman Sachs International
Hellenic Republic	12/20/22	1.000%(Q)		500	0.289%	3,772	(11,477)	15,249	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		300	0.425%	2,755	(9,402)	12,157	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		1,000	0.619%	10,201	(97,028)	107,229	Barclays Bank PLC
Hellenic Republic	12/20/28	1.000%(Q)		16,550	1.443%	(439,693)	(155,374)	(284,319)	JPMorgan Chase Bank, N.A.
Hellenic Republic	06/20/29	1.000%(Q)		5,400	1.498%	(171,991)	(54,011)	(117,980)	Barclays Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Hellenic Republic	12/20/29	1.000%(Q)	EUR	5,000	1.220%	$(86,341)	$16,542	$(102,883)	Citibank, N.A.
Hellenic Republic	12/20/31	1.000%(Q)		10,590	1.686%	(594,662)	(319,508)	(275,154)	Barclays Bank PLC
Hellenic Republic	12/20/31	1.000%(Q)		6,000	1.686%	(336,918)	(176,517)	(160,401)	Citibank, N.A.
Hess Corp.	06/20/22	1.000%(Q)		34,020	0.336%	128,286	85,690	42,596	Goldman Sachs International
Israel Electric Corp Ltd.	12/20/24	1.000%(Q)		1,000	0.532%	14,580	7,416	7,164	Barclays Bank PLC
Japan Govt.	06/20/28	1.000%(Q)		15,000	0.236%	722,164	668,454	53,710	Citibank, N.A.
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)		3,000	0.186%	13,065	5,727	7,338	HSBC Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q)		42,665	0.107%	581,504	145,459	436,045	Bank of America, N.A.
Kingdom of Spain	06/20/24	1.000%(Q)		700	0.130%	15,348	(11,396)	26,744	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/25	1.000%(Q)		9,940	0.235%	266,431	(64,730)	331,161	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)		7,500	0.235%	201,029	(62,835)	263,864	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)		7,500	0.235%	201,029	(60,465)	261,494	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)		3,000	0.235%	80,412	23,601	56,811	Citibank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)		1,645	0.235%	44,093	14,593	29,500	Barclays Bank PLC
Kingdom of Spain	12/20/25	1.000%(Q)		5,000	0.265%	146,443	76,147	70,296	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/30	1.000%(Q)		1,100	0.543%	40,435	(3,458)	43,893	Credit Suisse International
Kingdom of Spain	12/20/30	1.000%(Q)		2,000	0.562%	74,107	40,988	33,119	Barclays Bank PLC
People’s Republic of China	03/20/22	1.000%(Q)		2,000	0.120%	4,735	(926)	5,661	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
People’s Republic of China	03/20/22	1.000%(Q)	1,000	0.120%	$2,367	$(725)	$3,092	Deutsche Bank AG
People’s Republic of China	12/20/24	1.000%(Q)	1,000	0.292%	21,465	12,200	9,265	Citibank, N.A.
Republic of Colombia	06/20/23	1.000%(Q)	5,000	1.056%	2,095	(3,509)	5,604	Goldman Sachs International
Republic of Colombia	12/20/26	1.000%(Q)	1,000	2.136%	(50,439)	(57,009)	6,570	Citibank, N.A.
Republic of France	12/20/26	0.250%(Q)	11,140	0.196%	31,986	83,503	(51,517)	Barclays Bank PLC
Republic of Hungary	06/20/22	1.000%(Q)	3,550	0.125%	16,299	(2,565)	18,864	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	13,885	0.330%	145,808	(27,631)	173,439	Citibank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	6,800	0.619%	94,165	(212,395)	306,560	Morgan Stanley & Co. International PLC
Republic of Indonesia	06/20/25	1.000%(Q)	6,100	0.619%	84,472	(120,864)	205,336	Morgan Stanley & Co. International PLC
Republic of Indonesia	06/20/25	1.000%(Q)	2,365	0.619%	32,750	(73,769)	106,519	JPMorgan Chase Bank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	2,155	0.619%	29,842	(65,289)	95,131	BNP Paribas S.A.
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.147%	83,808	3,186	80,622	Goldman Sachs International
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.166%	125,589	45,874	79,715	Morgan Stanley & Co. International PLC
Republic of Italy	03/20/22	1.000%(Q)	3,000	0.131%	7,059	(4,570)	11,629	Goldman Sachs International
Republic of Italy	03/20/22	1.000%(Q)	3,000	0.131%	7,058	(4,567)	11,625	JPMorgan Chase Bank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	06/20/23	1.000%(Q)	18,300	0.310%	$197,563	$(331,387)	$528,950	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	4,000	0.310%	43,183	—	43,183	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/24	1.000%(Q)	6,000	0.471%	82,481	(148,597)	231,078	Bank of America, N.A.
Republic of Italy	06/20/24	1.000%(Q)	900	0.279%	16,499	(22,820)	39,319	Deutsche Bank AG
Republic of Italy	06/20/25	1.000%(Q)	7,000	0.631%	94,167	(177,402)	271,569	Credit Suisse International
Republic of Italy	06/20/26	1.000%(Q)	5,000	0.786%	51,178	(222,462)	273,640	BNP Paribas S.A.
Republic of Italy	06/20/26	1.000%(Q)	4,200	0.786%	42,989	(143,941)	186,930	Bank of America, N.A.
Republic of Italy	12/20/26	1.000%(Q)	400	0.856%	3,167	(23,065)	26,232	HSBC Bank PLC
Republic of Italy	12/20/28	1.000%(Q)	16,355	1.111%	(96,127)	(61,737)	(34,390)	Barclays Bank PLC
Republic of Italy	12/20/28	1.000%(Q)	9,655	1.111%	(56,747)	(39,383)	(17,364)	Citibank, N.A.
Republic of Italy	12/20/28	1.000%(Q)	4,170	1.111%	(24,509)	(18,863)	(5,646)	BNP Paribas S.A.
Republic of Italy	12/20/30	1.000%(Q)	7,000	1.283%	(147,461)	(154,126)	6,665	Barclays Bank PLC
Republic of Kazakhstan	06/20/23	1.000%(Q)	7,695	0.425%	70,701	—	70,701	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	5,000	0.270%	20,147	4,985	15,162	Citibank, N.A.
Republic of Panama	12/20/26	1.000%(Q)	4,200	0.929%	19,011	11,815	7,196	Citibank, N.A.
Republic of Peru	03/20/22	1.000%(Q)	3,000	0.169%	6,906	(4,461)	11,367	Barclays Bank PLC
Republic of Portugal	12/20/23	1.000%(Q)	4,130	0.136%	72,378	(748)	73,126	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Portugal	06/20/24	1.000%(Q)	400	0.133%	$8,736	$(17,853)	$26,589	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/25	1.000%(Q)	21,000	0.229%	566,574	(102,620)	669,194	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/25	1.000%(Q)	10,000	0.229%	269,798	(58,217)	328,015	Citibank, N.A.
Republic of Portugal	12/20/31	1.000%(Q)	1,000	0.567%	40,140	42,120	(1,980)	Barclays Bank PLC
Republic of Serbia	12/20/25	5.000%(Q)	4,500	0.773%	746,905	686,981	59,924	Citibank, N.A.
Republic of Serbia	12/20/25	1.000%(Q)	1,000	0.773%	9,790	(1,132)	10,922	BNP Paribas S.A.
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.250%	17,147	(31,290)	48,437	HSBC Bank PLC
Republic of South Africa	06/20/23	1.000%(Q)	5,000	0.920%	11,514	(39,426)	50,940	Deutsche Bank AG
Republic of South Africa	12/20/23	1.000%(Q)	3,000	1.053%	627	(64,588)	65,215	Bank of America, N.A.
Republic of South Africa	06/20/31	1.000%(Q)	3,000	2.787%	(410,640)	(357,846)	(52,794)	Morgan Stanley & Co. International PLC
Republic of Ukraine	12/20/23	5.000%(Q)	1,400	9.042%	(86,864)	37,733	(124,597)	Deutsche Bank AG
Republic of Ukraine	12/20/23	5.000%(Q)	1,000	9.042%	(62,046)	14,672	(76,718)	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	2,100	8.680%	(174,941)	96,074	(271,015)	HSBC Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q)	7,205	8.432%	(640,565)	(54,497)	(586,068)	Barclays Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q)	1,000	8.432%	(88,906)	(28,128)	(60,778)	Barclays Bank PLC
Republic of Ukraine	12/20/25	5.000%(Q)	7,390	8.246%	(696,477)	(119,803)	(576,674)	Barclays Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ukraine	12/20/25	1.000%(Q)		5,000	8.246%	$(1,112,554)	$(499,029)	$(613,525)	Morgan Stanley & Co. International PLC
Republic of Ukraine	12/20/25	1.000%(Q)		2,000	8.246%	(445,021)	(202,761)	(242,260)	Morgan Stanley & Co. International PLC
Republic of Ukraine	12/20/25	1.000%(Q)		2,000	8.246%	(445,021)	(205,765)	(239,256)	Morgan Stanley & Co. International PLC
Russian Federation	12/20/22	1.000%(Q)		7,350	1.928%	(51,576)	(4,080)	(47,496)	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)		7,000	2.015%	(88,907)	(37,087)	(51,820)	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)		4,000	2.015%	(50,804)	(25,381)	(25,423)	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)		1,640	2.015%	(20,830)	(10,267)	(10,563)	BNP Paribas S.A.
Russian Federation	12/20/26	1.000%(Q)		1,200	2.225%	(64,390)	(82,283)	17,893	Barclays Bank PLC
Russian Federation	06/20/30	1.000%(Q)		2,500	2.362%	(237,990)	(213,204)	(24,786)	HSBC Bank PLC
State of Illinois	12/20/22	1.000%(Q)		2,725	0.426%	17,167	(25,609)	42,776	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)		2,800	0.841%	15,813	(97,091)	112,904	Goldman Sachs International
State of Illinois	06/20/28	1.000%(Q)		1,000	1.298%	(15,605)	(79,348)	63,743	Citibank, N.A.
State of Qatar	12/20/26	1.000%(Q)		4,000	0.515%	96,738	107,922	(11,184)	Citibank, N.A.
Teck Resources Ltd.	06/20/26	5.000%(Q)		14,000	1.209%	2,303,942	2,304,813	(871)	Barclays Bank PLC
UBS Group AG	12/20/24	1.000%(Q)	EUR	8,600	0.556%	136,576	98,235	38,341	Bank of America, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
United Mexican States	12/20/26	1.000%(Q)	4,000	1.052%	$(5,045)	$4,620	$(9,665)	Goldman Sachs International
Verizon Communications, Inc.	06/20/26	1.000%(Q)	9,960	0.635%	166,126	183,189	(17,063)	Goldman Sachs International
					$3,017,809	$178,848	$2,838,961

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY. BB.36.V1	06/20/26	5.000%(Q)	15,300	2.106%	$1,882,684	$2,064,639	$(181,955)	Citibank, N.A.
CDX.Tokyo 30% - 100%^	06/20/22	0.000%	50,000	*	(5,951)	(14,559)	8,608	Citibank, N.A.
					$1,876,733	$2,050,080	$(173,347)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2022:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
CNH	10,000	2.350%(Q)	1,564	1 Day SOFR(Q)	Standard Chartered Bank	01/10/27	$(4,416)	$—	$(4,416)
IDR	50,000,000	8.220%(S)	3,454	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	252,678	—	252,678
PEN	32,632	3.420%(S)	8,000	6 Month LIBOR(S)	Morgan Stanley & Co. International PLC	08/12/24	386,367	—	386,367
							$634,629	$—	$634,629

Inflation swap agreements outstanding at January 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	14,000	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$167,499	$167,499
EUR	14,000	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(535,087)	(535,087)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Inflation swap agreements outstanding at January 31, 2022 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
3,000	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(296,252)	$(296,252)
11,100	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,094,957)	(1,094,957)
13,365	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(948,987)	(948,987)
8,250	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(603,634)	(603,634)
8,710	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(638,231)	(638,231)
5,270	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(383,335)	(383,335)
5,445	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(395,300)	(395,300)
8,730	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(619,200)	(619,200)
				$—	$(5,347,484)	$(5,347,484)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2022
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	4,000	09/21/22	3.830%(S)	6 Month BBSW(2)(S)	$(16,216)	$102,218	$118,434
AUD	7,580	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	—	146,907	146,907
AUD	15,000	07/20/25	0.390%(S)	6 Month BBSW(2)(S)	—	(479,393)	(479,393)
AUD	1,000	05/02/26	2.650%(S)	6 Month BBSW(2)(S)	74	27,809	27,735
AUD	2,700	06/06/27	2.661%(S)	6 Month BBSW(2)(S)	—	76,676	76,676

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	6,450	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	$391,694	$215,575	$(176,119)
AUD	6,000	02/19/30	1.147%(S)	6 Month BBSW(2)(S)	(17)	(290,679)	(290,662)
AUD	5,000	03/20/30	1.200%(S)	6 Month BBSW(2)(S)	—	(233,651)	(233,651)
AUD	10,550	08/05/30	0.751%(S)	6 Month BBSW(2)(S)	(100)	(795,844)	(795,744)
AUD	20,000	02/19/31	1.398%(S)	6 Month BBSW(2)(S)	(60,803)	(814,134)	(753,331)
AUD	21,566	12/08/31	1.993%(S)	6 Month BBSW(2)(S)	—	(222,726)	(222,726)
AUD	5,835	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	—	370,483	370,483
AUD	1,600	07/28/32	3.137%(S)	6 Month BBSW(2)(S)	—	101,596	101,596
AUD	2,000	12/19/32	4.423%(S)	6 Month BBSW(2)(S)	(4,137)	316,419	320,556
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)	124,840	567,233	442,393
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)	—	(106,070)	(106,070)
BRL	20,469	01/02/24	4.920%(T)	1 Day BROIS(2)(T)	—	(421,965)	(421,965)
BRL	81,380	01/02/24	4.920%(T)	1 Day BROIS(2)(T)	—	(1,679,202)	(1,679,202)
BRL	63,124	01/02/25	5.641%(T)	1 Day BROIS(2)(T)	—	(1,533,953)	(1,533,953)
BRL	27,355	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	(367,847)	(367,847)
BRL	26,379	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	749,643	749,643
BRL	25,280	01/02/25	9.560%(T)	1 Day BROIS(2)(T)	—	761,489	761,489
BRL	31,910	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	1,243,124	1,243,124
BRL	7,002	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	304,669	304,669
BRL	30,470	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	1,563,123	1,563,123
BRL	6,247	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	404,680	404,680
BRL	12,879	01/04/27	6.455%(T)	1 Day BROIS(2)(T)	—	(386,756)	(386,756)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	36,574	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	$—	$(1,092,499)	$(1,092,499)
BRL	73,942	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	(2,185,550)	(2,185,550)
BRL	56,887	01/04/27	6.540%(T)	1 Day BROIS(2)(T)	—	(1,649,504)	(1,649,504)
BRL	77,541	01/04/27	6.695%(T)	1 Day BROIS(2)(T)	—	(2,614,345)	(2,614,345)
BRL	94,482	01/04/27	6.820%(T)	1 Day BROIS(2)(T)	—	(2,797,101)	(2,797,101)
BRL	31,992	01/04/27	6.910%(T)	1 Day BROIS(2)(T)	—	(772,110)	(772,110)
BRL	31,229	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(753,473)	(753,473)
BRL	78,637	01/04/27	7.760%(T)	1 Day BROIS(2)(T)	—	(1,240,953)	(1,240,953)
BRL	28,290	01/02/29	7.150%(T)	1 Day BROIS(2)(T)	999	(1,060,089)	(1,061,088)
BRL	21,378	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	(772,528)	(772,528)
BRL	33,888	01/02/29	7.570%(T)	1 Day BROIS(2)(T)	—	(1,236,874)	(1,236,874)
CAD	51,805	04/03/25	0.970%(S)	3 Month CDOR(2)(S)	110,468	(1,253,376)	(1,363,844)
CAD	25,000	05/01/25	0.758%(S)	3 Month CDOR(2)(S)	(80)	(781,653)	(781,573)
CAD	18,000	04/22/26	1.670%(S)	3 Month CDOR(2)(S)	145,852	(200,586)	(346,438)
CAD	2,500	12/03/38	2.800%(S)	3 Month CDOR(2)(S)	93,409	101,390	7,981
CAD	5,000	12/03/48	2.800%(S)	3 Month CDOR(2)(S)	596,903	253,290	(343,613)
CHF	700	04/03/22	0.000%(A)	1 Day SARON(1)(S)	947	(2,656)	(3,603)
CHF	700	04/03/22	0.000%(A)	6 Month CHF LIBOR(2)(S)	(504)	2,760	3,264
CHF	800	04/19/22	0.000%(S)	1 Day SARON(1)(S)	1,018	(3,164)	(4,182)
CHF	800	04/19/22	0.000%(S)	6 Month CHF LIBOR(2)(S)	(593)	3,307	3,900
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)	(68,001)	37,338	105,339
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)	(785)	(25,663)	(24,878)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)	$—	$(58,597)	$(58,597)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)	(4,306)	28,728	33,034
CLP	3,010,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	(562,673)	(562,673)
CLP	6,480,000	10/24/29	2.790%(S)	1 Day CLOIS(2)(S)	—	(1,434,932)	(1,434,932)
CLP	3,094,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	(581,854)	(581,854)
CLP	2,400,000	12/13/29	3.160%(S)	1 Day CLOIS(2)(S)	—	(465,848)	(465,848)
CLP	562,610	12/16/29	3.200%(S)	1 Day CLOIS(2)(S)	—	(107,494)	(107,494)
CLP	3,900,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	(811,257)	(811,257)
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)	—	(125,974)	(125,974)
CLP	4,500,000	02/28/30	3.110%(S)	1 Day CLOIS(2)(S)	—	(895,422)	(895,422)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)	—	(241,441)	(241,441)
CLP	5,740,000	11/17/30	2.420%(S)	1 Day CLOIS(2)(S)	—	(1,599,609)	(1,599,609)
CNH	52,500	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(273)	146,352	146,625
CNH	50,870	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	22	150,043	150,021
CNH	33,000	03/18/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	14	97,127	97,113
CNH	43,200	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	20	123,699	123,679
CNH	23,500	06/19/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	11	71,405	71,394
CNH	125,090	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	68	379,858	379,790

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	28,500	07/01/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(25)	$86,148	$86,173
CNH	78,000	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(60)	242,226	242,286
CNH	24,300	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(13)	83,267	83,280
CNH	76,000	10/09/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(22)	234,631	234,653
CNH	9,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	29,712	29,717
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(193)	440,428	440,621
CNH	100,500	11/28/24	2.933%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2,492)	364,083	366,575
CNH	80,000	12/05/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(83)	293,131	293,214
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	207,881	207,881
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(74)	740,235	740,309
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(14)	13,517	13,531
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	30,836	30,841
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(390)	(233,849)	(233,459)
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)	37	(81,038)	(81,075)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(60)	$100,831	$100,891
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(150)	407,055	407,205
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(60)	102,395	102,455
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(122)	400,489	400,611
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	488	532,223	531,735
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	782,586	782,586
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(410)	525,029	525,439
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(96)	158,744	158,840
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	208,329	208,329
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,039)	1,294,434	1,295,473
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	10,172	10,172
COP	43,903,000	06/10/25	4.370%(Q)	1 Day COOIS(2)(Q)	—	(803,455)	(803,455)
COP	57,000,000	11/05/25	3.170%(Q)	1 Day COOIS(2)(Q)	—	(1,768,928)	(1,768,928)
COP	23,700,000	12/14/25	3.265%(Q)	1 Day COOIS(2)(Q)	—	(739,959)	(739,959)
COP	15,800,000	02/08/26	3.135%(Q)	1 Day COOIS(2)(Q)	—	(528,365)	(528,365)
COP	27,120,000	04/20/26	4.190%(Q)	1 Day COOIS(2)(Q)	—	(683,238)	(683,238)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	25,830,000	07/19/28	6.150%(Q)	1 Day COOIS(2)(Q)	$—	$(301,693)	$(301,693)
COP	27,041,260	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	451,298	(303,585)	(754,883)
COP	13,388,000	11/28/28	6.380%(Q)	1 Day COOIS(2)(Q)	—	(104,350)	(104,350)
COP	20,710,000	12/16/29	5.480%(Q)	1 Day COOIS(2)(Q)	—	(495,604)	(495,604)
COP	21,300,000	02/13/30	5.100%(Q)	1 Day COOIS(2)(Q)	—	(636,973)	(636,973)
COP	7,740,000	07/13/30	4.205%(Q)	1 Day COOIS(2)(Q)	—	(366,369)	(366,369)
COP	19,006,000	09/17/30	4.321%(Q)	1 Day COOIS(2)(Q)	—	(874,567)	(874,567)
COP	113,100,000	03/26/31	5.221%(Q)	1 Day COOIS(2)(Q)	—	(3,706,495)	(3,706,495)
CZK	213,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	(28,713)	(28,713)
CZK	193,410	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	(108,449)	(108,449)
CZK	250,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	—	(320,881)	(320,881)
CZK	875,720	01/28/24	1.938%(A)	6 Month PRIBOR(2)(S)	—	(2,124,064)	(2,124,064)
CZK	364,670	01/28/30	1.588%(A)	6 Month PRIBOR(1)(S)	—	2,623,171	2,623,171
CZK	106,030	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(1,049,719)	(1,049,719)
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)	18	46,116	46,098
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)	17	6,979	6,962
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)	13	2,534	2,521
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	85,867	85,867
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)	—	9,404	9,404
EUR	447,550	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(2,391,416)	(2,391,416)
EUR	229,995	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(2,289,103)	(2,289,103)
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)	(12,542)	(983,805)	(971,263)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,500	08/26/31	0.562%(A)	6 Month EURIBOR(2)(S)	$138	$27,392	$27,254
EUR	1,700	12/14/31	1.217%(A)	6 Month EURIBOR(2)(S)	131	147,870	147,739
EUR	1,850	12/19/31	1.160%(A)	6 Month EURIBOR(2)(S)	425	148,669	148,244
EUR	2,300	12/19/31	1.161%(A)	6 Month EURIBOR(2)(S)	(10,960)	185,088	196,048
EUR	2,600	12/27/31	1.082%(A)	6 Month EURIBOR(2)(S)	9,891	185,320	175,429
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	164	613,686	613,522
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)	1,483	435,778	434,295
EUR	1,400	04/04/32	1.145%(A)	6 Month EURIBOR(2)(S)	—	125,688	125,688
EUR	2,000	04/10/32	1.105%(A)	6 Month EURIBOR(2)(S)	—	169,281	169,281
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(82,069)	343,238	425,307
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(53,714)	293,934	347,648
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	313,697	313,697
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(332,250)	1,017,465	1,349,715
EUR	11,478	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(139,457)	(139,457)
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)	(3,105)	50,039	53,144
EUR	23,435	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	274,876	274,876
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	293,280	293,280
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(289,010)	(289,010)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	506,796	506,796
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(501,204)	(501,204)
EUR	17,000	01/14/42	0.435%(A)	1 Day EuroSTR(2)(A)	—	(114,051)	(114,051)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)	—	(149,867)	(149,867)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	3,190	05/11/42	1.350%(A)	6 Month EURIBOR(2)(S)	$(164,514)	$555,288	$719,802
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)	(125,803)	114,790	240,593
EUR	24,475	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)	—	(823,012)	(823,012)
EUR	2,500	11/08/46	0.275%(A)	1 Day EuroSTR(2)(A)	—	(110,512)	(110,512)
EUR	9,135	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	618,546	2,525,111	1,906,565
EUR	11,820	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(110,590)	(110,590)
EUR	12,429	11/10/61	0.015%(A)	6 Month EURIBOR(1)(S)	—	86,877	86,877
EUR	12,343	11/10/71	(0.049)%(A)	6 Month EURIBOR(2)(S)	—	(82,480)	(82,480)
GBP	29,797	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	1,466,862	1,466,862
GBP	2,320	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(85,429)	11,877	97,306
GBP	20,830	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	1,020,753	19,935	(1,000,818)
GBP	5,890	04/30/40	0.219%(A)	1 Day SONIA(2)(A)	(29)	(1,200,796)	(1,200,767)
GBP	4,710	05/08/41	1.250%(A)	1 Day SONIA(1)(A)	(780,460)	(165,935)	614,525
GBP	13,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	2,532,793	714,628	(1,818,165)
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)	704,351	216,321	(488,030)
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	(34)	(861,179)	(861,145)
HUF	4,000,000	11/10/23	3.490%(A)	6 Month BUBOR(2)(S)	—	(304,653)	(304,653)
HUF	4,636,000	01/23/25	1.095%(A)	6 Month BUBOR(2)(S)	(17,793)	(1,695,472)	(1,677,679)
HUF	370,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	10,193	(115,113)	(125,306)
HUF	1,667,000	12/23/26	3.755%(A)	6 Month BUBOR(2)(S)	28	(322,338)	(322,366)
HUF	6,237,270	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	(962,392)	(962,392)
HUF	1,677,900	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	(1,055,970)	(1,055,970)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	2,516,000	12/09/29	1.245%(A)	6 Month BUBOR(2)(S)	$—	$(1,923,784)	$(1,923,784)
HUF	499,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(334,314)	(334,314)
HUF	4,674,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)	(232,307)	(3,288,198)	(3,055,891)
HUF	5,500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)	—	(2,815,350)	(2,815,350)
ILS	40,440	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)	(493)	(184,775)	(184,282)
ILS	10,250	05/13/31	1.498%(A)	3 Month TELBOR(2)(Q)	—	42,254	42,254
JPY	117,300	02/02/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(6)	329	335
JPY	117,300	02/02/22	0.000%(A)	1 Day TONAR(1)(A)	217	(243)	(460)
JPY	90,000	02/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(10)	254	264
JPY	90,000	02/04/22	0.000%(A)	1 Day TONAR(1)(A)	82	(102)	(184)
JPY	700,000	02/05/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(101)	2,024	2,125
JPY	700,000	02/05/22	0.000%(A)	1 Day TONAR(1)(A)	1,289	(1,411)	(2,700)
JPY	745,000	02/06/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(128)	2,117	2,245
JPY	745,000	02/06/22	0.000%(A)	1 Day TONAR(1)(A)	668	(808)	(1,476)
JPY	1,200,000	02/08/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(267)	3,395	3,662
JPY	1,200,000	02/08/22	0.000%(T)	1 Day TONAR(1)(T)	1,227	(978)	(2,205)
JPY	160,000	02/09/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(40)	456	496
JPY	160,000	02/09/22	0.000%(A)	1 Day TONAR(1)(A)	293	(318)	(611)
JPY	600,000	02/10/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(165)	1,739	1,904
JPY	600,000	02/10/22	0.000%(A)	1 Day TONAR(1)(A)	1,098	(1,187)	(2,285)
JPY	120,000	02/12/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(37)	343	380
JPY	120,000	02/12/22	0.000%(A)	1 Day TONAR(1)(A)	103	(118)	(221)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	256,500	02/15/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	$(93)	$722	$815
JPY	275,500	02/15/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(100)	776	876
JPY	275,500	02/15/22	0.000%(A)	1 Day TONAR(1)(A)	265	(199)	(464)
JPY	256,500	02/15/22	0.000%(A)	1 Day TONAR(1)(A)	466	(494)	(960)
JPY	100,000	02/18/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(43)	295	338
JPY	100,000	02/18/22	0.000%(A)	1 Day TONAR(1)(A)	180	(189)	(369)
JPY	135,000	02/20/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(63)	408	471
JPY	135,000	02/20/22	0.000%(A)	1 Day TONAR(1)(A)	242	(250)	(492)
JPY	130,000	02/23/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(65)	388	453
JPY	130,000	02/23/22	0.000%(A)	1 Day TONAR(1)(A)	101	(108)	(209)
JPY	320,000	02/24/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(191)	1,098	1,289
JPY	320,000	02/24/22	0.000%(A)	1 Day TONAR(1)(A)	247	(259)	(506)
JPY	500,000	02/26/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(310)	1,769	2,079
JPY	500,000	02/26/22	0.000%(A)	1 Day TONAR(1)(A)	883	(880)	(1,763)
JPY	100,000	02/28/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(63)	350	413
JPY	130,000	02/28/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(82)	454	536
JPY	100,000	02/28/22	0.000%(A)	1 Day TONAR(1)(A)	176	(174)	(350)
JPY	130,000	02/28/22	0.000%(A)	1 Day TONAR(1)(A)	228	(228)	(456)
JPY	9,000,000	03/02/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(6,174)	33,049	39,223
JPY	100,000	03/02/22	0.000%(A)	1 Day TONAR(1)(A)	69	(68)	(137)
JPY	9,000,000	03/02/22	0.000%(T)	1 Day TONAR(1)(T)	6,217	(6,153)	(12,370)
JPY	260,000	03/03/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(179)	947	1,126

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	160,000	03/03/22	0.000%(A)	1 Day TONAR(1)(A)	$109	$(107)	$(216)
JPY	500,000	03/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(347)	1,838	2,185
JPY	500,000	03/04/22	0.000%(A)	1 Day TONAR(1)(A)	866	(847)	(1,713)
JPY	120,000	03/08/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(83)	429	512
JPY	120,000	03/08/22	0.000%(A)	1 Day TONAR(1)(A)	206	(198)	(404)
JPY	200,000	03/09/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(137)	701	838
JPY	273,000	03/09/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(187)	957	1,144
JPY	200,000	03/09/22	0.000%(A)	1 Day TONAR(1)(A)	343	(326)	(669)
JPY	273,000	03/09/22	0.000%(A)	1 Day TONAR(1)(A)	180	(161)	(341)
JPY	190,000	03/21/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(87)	458	545
JPY	71,000	03/21/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(32)	171	203
JPY	190,000	03/21/22	0.000%(A)	1 Day TONAR(1)(A)	419	(220)	(639)
JPY	71,000	03/21/22	0.000%(A)	1 Day TONAR(1)(A)	157	(82)	(239)
JPY	2,500,000	03/22/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(1,106)	5,851	6,957
JPY	2,500,000	03/22/22	0.000%(T)	1 Day TONAR(1)(T)	1,500	(1,051)	(2,551)
JPY	800,000	03/25/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(323)	1,676	1,999
JPY	800,000	03/25/22	0.000%(A)	1 Day TONAR(1)(A)	494	(148)	(642)
JPY	175,000	03/27/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(68)	361	429
JPY	175,000	03/27/22	0.000%(A)	1 Day TONAR(1)(A)	377	(187)	(564)
JPY	800,000	03/28/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(300)	1,574	1,874
JPY	800,000	03/28/22	0.000%(A)	1 Day TONAR(1)(A)	454	(269)	(723)
JPY	655,000	03/29/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(243)	1,273	1,516

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	200,000	03/29/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	$(74)	$389	$463
JPY	655,000	03/29/22	0.000%(A)	1 Day TONAR(1)(A)	1,080	(915)	(1,995)
JPY	200,000	03/29/22	0.000%(A)	1 Day TONAR(1)(A)	113	(64)	(177)
JPY	1,650,000	03/30/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(599)	3,143	3,742
JPY	1,650,000	03/30/22	0.000%(T)	1 Day TONAR(1)(T)	919	(509)	(1,428)
JPY	200,000	04/01/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(71)	377	448
JPY	200,000	04/01/22	0.000%(A)	1 Day TONAR(1)(A)	109	(56)	(165)
JPY	50,000	04/02/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(18)	94	112
JPY	50,000	04/02/22	0.000%(A)	1 Day TONAR(1)(A)	28	(3)	(31)
JPY	300,000	04/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(102)	554	656
JPY	26,000	04/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(9)	48	57
JPY	1,000,000	04/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(340)	1,847	2,187
JPY	26,000	04/04/22	0.000%(A)	1 Day TONAR(1)(A)	54	(25)	(79)
JPY	300,000	04/04/22	0.000%(A)	1 Day TONAR(1)(A)	626	(291)	(917)
JPY	1,000,000	04/04/22	0.000%(A)	1 Day TONAR(1)(A)	532	(239)	(771)
JPY	200,000	04/06/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(68)	367	435
JPY	675,000	04/06/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(229)	1,239	1,468
JPY	200,000	04/06/22	0.000%(A)	1 Day TONAR(1)(A)	105	(43)	(148)
JPY	675,000	04/06/22	0.000%(A)	1 Day TONAR(1)(A)	354	(144)	(498)
JPY	159,520	04/07/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(55)	303	358
JPY	159,520	04/07/22	0.000%(A)	1 Day TONAR(1)(A)	83	(32)	(115)
JPY	775,000	04/12/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(290)	1,603	1,893

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	775,000	04/12/22	0.000%(T)	1 Day TONAR(1)(T)	$396	$(116)	$(512)
JPY	350,000	04/14/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(168)	899	1,067
JPY	350,000	04/14/22	0.000%(A)	1 Day TONAR(1)(A)	559	(420)	(979)
JPY	110,291	04/15/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(52)	308	360
JPY	110,291	04/15/22	0.000%(A)	1 Day TONAR(1)(A)	53	(11)	(64)
JPY	1,815,000	04/18/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(853)	5,264	6,117
JPY	1,815,000	04/18/22	0.000%(A)	1 Day TONAR(1)(A)	813	(66)	(879)
JPY	2,000,000	04/23/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(840)	5,755	6,595
JPY	2,000,000	04/23/22	0.000%(A)	1 Day TONAR(1)(A)	3,138	(2,153)	(5,291)
JPY	150,000	05/02/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(50)	406	456
JPY	300,000	05/02/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(100)	811	911
JPY	150,000	05/02/22	0.000%(A)	1 Day TONAR(1)(A)	278	(87)	(365)
JPY	300,000	05/02/22	0.000%(A)	1 Day TONAR(1)(A)	555	(176)	(731)
JPY	180,000	05/05/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(55)	494	549
JPY	180,000	05/05/22	0.000%(A)	1 Day TONAR(1)(A)	275	(172)	(447)
JPY	215,000	05/06/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(64)	578	642
JPY	2,100,000	05/06/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(624)	5,646	6,270
JPY	215,000	05/06/22	0.000%(A)	1 Day TONAR(1)(A)	56	83	27
JPY	2,100,000	05/06/22	0.000%(T)	1 Day TONAR(1)(T)	550	817	267
JPY	350,000	05/07/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(101)	951	1,052
JPY	350,000	05/07/22	0.000%(A)	1 Day TONAR(1)(A)	89	147	58
JPY	94,310	05/08/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(27)	259	286

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	94,310	05/08/22	0.000%(A)	1 Day TONAR(1)(A)	$27	$28	$1
JPY	166,000	05/09/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(46)	464	510
JPY	166,000	05/09/22	0.000%(A)	1 Day TONAR(1)(A)	47	52	5
JPY	1,800,000	05/12/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(371)	4,275	4,646
JPY	1,800,000	05/12/22	0.000%(A)	1 Day TONAR(1)(A)	2,698	(1,558)	(4,256)
JPY	1,000,000	05/14/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(191)	2,395	2,586
JPY	1,000,000	05/14/22	0.000%(T)	1 Day TONAR(1)(T)	194	515	321
JPY	200,000	05/15/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(37)	475	512
JPY	200,000	05/15/22	0.000%(A)	1 Day TONAR(1)(A)	43	87	44
JPY	65,000	05/16/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(12)	152	164
JPY	65,000	05/16/22	0.000%(A)	1 Day TONAR(1)(A)	14	29	15
JPY	1,200,000	05/19/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(187)	2,858	3,045
JPY	1,200,000	05/19/22	0.000%(A)	1 Day TONAR(1)(A)	220	594	374
JPY	560,000	05/24/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(63)	1,343	1,406
JPY	560,000	05/24/22	0.000%(A)	1 Day TONAR(1)(A)	818	(402)	(1,220)
JPY	110,000	05/27/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(9)	249	258
JPY	480,000	05/27/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(40)	1,087	1,127
JPY	110,000	05/27/22	0.000%(A)	1 Day TONAR(1)(A)	9	74	65
JPY	480,000	05/27/22	0.000%(A)	1 Day TONAR(1)(A)	695	(329)	(1,024)
JPY	1,300,000	05/29/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(88)	2,975	3,063
JPY	1,300,000	05/29/22	0.000%(A)	1 Day TONAR(1)(A)	113	890	777
JPY	150,000	06/02/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(6)	349	355

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	5,000,000	06/02/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	$(208)	$11,620	$11,828
JPY	150,000	06/02/22	0.000%(A)	1 Day TONAR(1)(A)	8	112	104
JPY	5,000,000	06/02/22	0.000%(T)	1 Day TONAR(1)(T)	258	3,726	3,468
JPY	70,000	06/03/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(2)	160	162
JPY	3,399,385	06/03/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(113)	7,744	7,857
JPY	70,000	06/03/22	0.000%(A)	1 Day TONAR(1)(A)	98	(40)	(138)
JPY	3,399,385	06/03/22	0.000%(A)	1 Day TONAR(1)(A)	4,759	(1,957)	(6,716)
JPY	350,000	06/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(9)	780	789
JPY	350,000	06/04/22	0.000%(A)	1 Day TONAR(1)(A)	486	(188)	(674)
JPY	140,000	06/07/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	—	312	312
JPY	140,000	06/07/22	0.000%(A)	1 Day TONAR(1)(A)	191	(71)	(262)
JPY	400,000	06/14/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(766)	960	1,726
JPY	400,000	06/14/22	0.000%(A)	1 Day TONAR(1)(A)	530	(163)	(693)
JPY	1,000,000	06/16/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(1,838)	2,261	4,099
JPY	1,000,000	06/16/22	0.000%(A)	1 Day TONAR(1)(A)	1,319	(387)	(1,706)
JPY	80,000	06/19/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(140)	196	336
JPY	80,000	06/19/22	0.000%(A)	1 Day TONAR(1)(A)	116	7	(109)
JPY	3,276,010	06/20/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(5,724)	7,668	13,392
JPY	3,276,010	06/20/22	0.000%(A)	1 Day TONAR(1)(A)	4,707	277	(4,430)
JPY	82,000	06/21/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(144)	193	337
JPY	82,000	06/21/22	0.000%(A)	1 Day TONAR(1)(A)	105	(26)	(131)
JPY	150,000	06/22/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(256)	304	560

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	150,000	06/22/22	0.000%(A)	1 Day TONAR(1)(A)	$192	$(44)	$(236)
JPY	125,000	06/30/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(230)	251	481
JPY	125,000	06/30/22	0.000%(A)	1 Day TONAR(1)(A)	153	(21)	(174)
JPY	300,000	07/02/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(542)	586	1,128
JPY	300,000	07/02/22	0.000%(A)	1 Day TONAR(1)(A)	362	(35)	(397)
JPY	105,000	07/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(188)	159	347
JPY	900,000	07/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(1,610)	1,360	2,970
JPY	2,000,000	07/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(3,578)	3,023	6,601
JPY	105,000	07/04/22	0.000%(A)	1 Day TONAR(1)(A)	138	28	(110)
JPY	900,000	07/04/22	0.000%(A)	1 Day TONAR(1)(A)	1,187	248	(939)
JPY	2,000,000	07/04/22	0.000%(A)	1 Day TONAR(1)(A)	2,637	550	(2,087)
JPY	3,276,010	12/20/24	0.126%(S)	1 Day TONAR(2)(S)	(13,044)	48,596	61,640
JPY	950,000	01/15/25	0.000%(S)	1 Day TONAR(2)(S)	867	(17,634)	(18,501)
JPY	9,000,000	03/02/26	0.029%(S)	1 Day TONAR(2)(S)	20	(201,075)	(201,095)
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)	43	(167,933)	(167,976)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)	4,122	(122,533)	(126,655)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)	59	(93,557)	(93,616)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)	76	(146,458)	(146,534)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)	(4,284)	97,796	102,080
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)	(1,864)	(135,206)	(133,342)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)	(986)	36,930	37,916
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)	(2,737)	63,232	65,969

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)	$(2,351)	$61,135	$63,486
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)	(4,353)	124,860	129,213
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)	(11,115)	408,803	419,918
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)	(221)	(31,013)	(30,792)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)	(934)	19,284	20,218
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)	(522)	26,122	26,644
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)	(240)	(17,544)	(17,304)
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)	50	(109,993)	(110,043)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)	(1,384)	3,055	4,439
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)	(570)	728	1,298
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)	(739)	10,840	11,579
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)	(1,048)	18,751	19,799
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)	(1,119)	16,297	17,416
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)	(1,357)	46,458	47,815
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)	(1,083)	38,087	39,170
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)	(29)	(229,939)	(229,910)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)	(3)	(159,103)	(159,100)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)	—	27,367	27,367
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)	(568)	15,083	15,651
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)	—	293,399	293,399
JPY	180,000	11/05/34	1.293%(S)	1 Day TONAR(2)(S)	(1,752)	200,747	202,499
JPY	70,000	12/03/34	1.265%(S)	1 Day TONAR(2)(S)	(83)	75,600	75,683

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	260,000	01/07/35	1.108%(S)	1 Day TONAR(2)(S)	$(10,257)	$233,527	$243,784
JPY	50,000	01/22/35	0.950%(S)	1 Day TONAR(2)(S)	(1,519)	35,974	37,493
JPY	120,000	02/12/35	1.161%(S)	1 Day TONAR(2)(S)	(3,796)	120,249	124,045
JPY	320,000	02/24/35	1.200%(S)	1 Day TONAR(2)(S)	(9,396)	334,544	343,940
JPY	160,000	03/03/35	1.153%(S)	1 Day TONAR(2)(S)	(4,076)	158,122	162,198
JPY	350,000	05/07/35	0.073%(S)	1 Day TONAR(2)(S)	(122)	(96,940)	(96,818)
JPY	90,000	02/04/36	0.816%(S)	1 Day TONAR(2)(S)	(2,117)	54,987	57,104
JPY	65,000	05/16/36	0.446%(S)	1 Day TONAR(2)(S)	(140)	8,612	8,752
JPY	110,000	05/27/36	0.460%(S)	1 Day TONAR(2)(S)	(114)	16,248	16,362
JPY	60,000	07/22/36	0.240%(S)	1 Day TONAR(2)(S)	(420)	(8,126)	(7,706)
JPY	300,000	10/04/36	0.363%(S)	1 Day TONAR(2)(S)	(1,551)	5,663	7,214
JPY	150,000	11/02/36	0.423%(S)	1 Day TONAR(2)(S)	(507)	13,792	14,299
JPY	400,000	12/14/36	0.723%(S)	1 Day TONAR(2)(S)	(11,692)	188,057	199,749
JPY	150,000	12/22/36	0.641%(S)	1 Day TONAR(2)(S)	(3,696)	54,585	58,281
JPY	250,000	01/06/37	0.675%(S)	1 Day TONAR(2)(S)	(5,963)	101,301	107,264
JPY	275,500	02/15/37	0.729%(S)	1 Day TONAR(2)(S)	(5,292)	137,077	142,369
JPY	130,000	02/23/37	0.748%(S)	1 Day TONAR(2)(S)	(2,370)	67,860	70,230
JPY	100,000	03/02/37	0.686%(S)	1 Day TONAR(2)(S)	(1,508)	43,817	45,325
JPY	273,000	03/09/37	0.701%(S)	1 Day TONAR(2)(S)	(3,910)	124,729	128,639
JPY	200,000	03/29/37	0.684%(S)	1 Day TONAR(2)(S)	(2,174)	86,092	88,266
JPY	94,310	05/08/37	0.623%(S)	1 Day TONAR(2)(S)	(396)	32,227	32,623
JPY	200,000	05/15/37	0.688%(S)	1 Day TONAR(2)(S)	(705)	85,488	86,193

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	150,000	06/02/37	0.640%(S)	1 Day TONAR(2)(S)	$(112)	$54,087	$54,199
JPY	80,000	06/19/37	0.625%(S)	1 Day TONAR(2)(S)	(1,966)	27,012	28,978
JPY	82,000	06/21/37	0.628%(S)	1 Day TONAR(2)(S)	(1,989)	27,925	29,914
JPY	125,000	06/30/37	0.629%(S)	1 Day TONAR(2)(S)	(2,877)	42,564	45,441
JPY	105,000	07/04/37	0.659%(S)	1 Day TONAR(2)(S)	(2,488)	39,892	42,380
JPY	285,000	07/26/37	0.676%(S)	1 Day TONAR(2)(S)	(5,920)	113,601	119,521
JPY	117,300	08/02/37	0.683%(S)	1 Day TONAR(2)(S)	(2,332)	51,045	53,377
JPY	160,000	08/09/37	0.679%(S)	1 Day TONAR(2)(S)	(2,985)	68,490	71,475
JPY	500,000	09/04/37	0.663%(S)	1 Day TONAR(2)(S)	(7,178)	200,482	207,660
JPY	175,000	09/27/37	0.670%(S)	1 Day TONAR(2)(S)	(1,916)	71,257	73,173
JPY	300,000	11/02/37	0.734%(S)	1 Day TONAR(2)(S)	(1,796)	146,390	148,186
JPY	350,000	12/04/37	0.730%(S)	1 Day TONAR(2)(S)	(177)	166,887	167,064
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)	(24,603)	456,649	481,252
JPY	224,000	01/11/38	0.831%(S)	1 Day TONAR(2)(S)	(6,444)	136,211	142,655
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)	(8,453)	305,242	313,695
JPY	1,000,000	04/04/38	0.681%(S)	1 Day TONAR(2)(S)	(10,049)	414,803	424,852
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)	(6,319)	255,347	261,666
JPY	1,815,000	04/18/38	0.675%(S)	1 Day TONAR(2)(S)	(14,182)	733,667	747,849
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)	(13,555)	374,513	388,068
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)	(1,354)	678,963	680,317
JPY	480,000	11/27/39	0.258%(S)	1 Day TONAR(2)(S)	(269)	(128,387)	(128,118)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)	(586)	322,841	323,427

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	1,200,000	01/08/40	0.230%(S)	1 Day TONAR(2)(S)	$(8,857)	$(381,356)	$(372,499)
JPY	1,500,000	01/08/40	0.250%(S)	1 Day TONAR(2)(S)	(12,164)	(430,711)	(418,547)
JPY	745,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)	(4,253)	(243,193)	(238,940)
JPY	800,000	03/25/40	0.171%(S)	1 Day TONAR(2)(S)	(2,052)	(334,384)	(332,332)
JPY	1,000,000	05/14/41	0.383%(S)	1 Day TONAR(2)(S)	(1,980)	(135,907)	(133,927)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)	(895)	94,388	95,283
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)	(6,664)	(880,285)	(873,621)
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)	(4,943)	(100,347)	(95,404)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)	(741)	127	868
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)	(367)	20,175	20,542
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)	(1,525)	361,714	363,239
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)	(165)	(518,460)	(518,295)
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)	(3,777)	(348,367)	(344,590)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)	(12,992)	(711,375)	(698,383)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)	(15,447)	(478,424)	(462,977)
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)	(13,345)	(463,178)	(449,833)
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)	(20)	(748,468)	(748,448)
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	549,027	(185,484)	(734,511)
KRW	3,120,000	10/18/29	1.313%(Q)	3 Month KWCDC(2)(Q)	9	(172,913)	(172,922)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)	19	(622,689)	(622,708)
KRW	2,455,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	2	(183,964)	(183,966)
KRW	10,000,000	07/16/30	1.000%(Q)	3 Month KWCDC(2)(Q)	(42)	(811,816)	(811,774)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)	$—	$(338,396)	$(338,396)
KRW	21,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(922,398)	(922,398)
MXN	391,310	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(761)	(975,719)	(974,958)
MXN	33,500	10/12/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(6,954)	(6,954)
MXN	305,790	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	69,217	660,201	590,984
MXN	271,000	07/10/30	5.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(128)	(1,543,569)	(1,543,441)
MXN	110,000	11/29/30	5.480%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(722,327)	(722,327)
MXN	15,290	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(23)	(107,199)	(107,176)
NOK	29,500	02/23/23	1.350%(A)	6 Month NIBOR(2)(S)	(1,126)	27,418	28,544
NOK	170,000	11/25/25	0.770%(A)	6 Month NIBOR(2)(S)	—	(929,654)	(929,654)
NOK	26,300	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	12,059	43,157	31,098
NOK	6,725	06/23/27	1.825%(A)	6 Month NIBOR(2)(S)	—	(4,197)	(4,197)
NOK	20,000	04/18/28	2.215%(A)	6 Month NIBOR(2)(S)	—	42,712	42,712
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	—	50,498	50,498
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)	—	(175,867)	(175,867)
NOK	137,700	01/08/31	1.250%(A)	6 Month NIBOR(2)(S)	—	(1,152,302)	(1,152,302)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	130,000	01/19/31	1.346%(A)	6 Month NIBOR(2)(S)	$—	$(983,606)	$(983,606)
NOK	100,000	04/27/31	1.704%(A)	6 Month NIBOR(2)(S)	—	(310,782)	(310,782)
NZD	1,235	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	12,827	12,827
NZD	2,830	04/26/23	2.733%(S)	3 Month BBR(2)(Q)	(22,491)	26,626	49,117
NZD	1,750	03/13/24	5.080%(S)	3 Month BBR(2)(Q)	12,681	82,440	69,759
NZD	2,500	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	1,094	48,112	47,018
NZD	1,550	07/04/24	3.100%(S)	3 Month BBR(2)(Q)	—	14,501	14,501
NZD	3,500	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	47,818	70,125	22,307
NZD	5,000	04/18/28	3.193%(S)	3 Month BBR(2)(Q)	—	102,088	102,088
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	52,527	52,527
NZD	9,250	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	(431,255)	(431,255)
NZD	9,000	10/07/29	1.130%(S)	3 Month BBR(2)(Q)	—	(676,079)	(676,079)
NZD	51,390	03/01/31	2.098%(S)	3 Month BBR(2)(Q)	717,274	(1,731,820)	(2,449,094)
PLN	73,670	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	(355,071)	(355,071)
PLN	11,000	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(138,129)	(81,709)	56,420
PLN	60,110	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	(402,869)	(402,869)
PLN	18,100	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	12,455	(142,449)	(154,904)
PLN	83,750	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	(1,024,762)	(1,024,762)
PLN	30,000	03/28/28	2.895%(A)	6 Month WIBOR(2)(S)	—	(295,500)	(295,500)
PLN	3,540	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	(44,261)	(44,261)
PLN	31,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)	(215,917)	(1,583,144)	(1,367,227)
PLN	104,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)	—	(4,115,029)	(4,115,029)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	6,080	04/07/31	1.875%(A)	6 Month WIBOR(2)(S)	$—	$(215,628)	$(215,628)
PLN	6,215	04/14/31	1.778%(A)	6 Month WIBOR(2)(S)	—	(236,903)	(236,903)
PLN	13,000	04/20/31	1.725%(A)	6 Month WIBOR(2)(S)	—	(510,643)	(510,643)
PLN	6,375	04/27/31	1.788%(A)	6 Month WIBOR(2)(S)	—	(242,672)	(242,672)
PLN	36,220	08/30/31	1.765%(A)	6 Month WIBOR(2)(S)	—	(1,509,147)	(1,509,147)
SEK	12,700	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	9	17,765	17,756
SEK	38,380	07/11/23	0.458%(A)	3 Month STIBOR(2)(Q)	—	23,636	23,636
SEK	15,550	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	26,420	26,420
SEK	12,700	08/29/24	1.657%(A)	3 Month STIBOR(2)(Q)	11,318	47,880	36,562
SEK	3,000	11/16/25	1.485%(A)	3 Month STIBOR(2)(Q)	10	9,403	9,393
SEK	6,000	12/09/25	1.505%(A)	3 Month STIBOR(2)(Q)	13	18,812	18,799
SEK	15,000	06/27/26	1.001%(A)	3 Month STIBOR(2)(Q)	22	19,310	19,288
SEK	15,390	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	18,008	18,008
SEK	58,000	03/27/28	1.267%(A)	3 Month STIBOR(2)(Q)	—	170,589	170,589
SEK	8,535	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	—	13,438	13,438
SEK	33,000	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	37,999	45,506	7,507
SEK	40,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	(140,484)	(140,484)
SEK	16,000	10/07/29	0.180%(A)	3 Month STIBOR(2)(Q)	—	(113,034)	(113,034)
SEK	30,000	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)	—	(145,153)	(145,153)
SEK	78,000	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	(306,833)	(306,833)
SEK	70,000	07/13/30	0.308%(A)	3 Month STIBOR(2)(Q)	—	(473,147)	(473,147)
SEK	100,000	04/13/31	0.763%(A)	3 Month STIBOR(2)(Q)	—	(279,460)	(279,460)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SGD	17,215	07/29/31	1.120%(S)	6 Month SIBOR(2)(S)	$114,362	$(842,621)	$(956,983)
THB	173,600	04/28/30	1.020%(S)	6 Month THBFIX(2)(S)	—	(253,589)	(253,589)
THB	72,900	06/25/30	0.990%(S)	6 Month THBFIX(2)(S)	—	(118,126)	(118,126)
THB	200,200	07/03/30	1.028%(S)	6 Month THBFIX(2)(S)	—	(310,597)	(310,597)
THB	115,500	08/17/31	1.320%(S)	6 Month THBFIX(2)(S)	—	(118,496)	(118,496)
	93,105	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(235,580)	(235,580)
	187,500	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	154,832	270,383	115,551
	219,110	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	—	928,873	928,873
	161,520	10/30/23	0.072%(A)	1 Day USOIS(1)(A)	—	2,896,519	2,896,519
	135,215	11/02/23	0.070%(A)	1 Day USOIS(1)(A)	—	2,448,810	2,448,810
	199,767	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	—	3,677,774	3,677,774
	204,255	11/09/23	0.064%(A)	1 Day USOIS(1)(A)	—	3,782,316	3,782,316
	88,904	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(994,863)	(994,863)
	48,592	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	855,422	855,422
	4,980	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	(718,092)	(718,092)
ZAR	665,000	02/28/24	7.475%(Q)	3 Month JIBAR(1)(Q)	—	(1,860,708)	(1,860,708)
ZAR	16,800	05/12/26	8.680%(Q)	3 Month JIBAR(2)(Q)	9	101,410	101,401
ZAR	27,500	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(110)	103,943	104,053
ZAR	68,200	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	37	355,916	355,879
ZAR	43,090	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	—	125,970	125,970
ZAR	35,000	04/16/28	7.655%(Q)	3 Month JIBAR(2)(Q)	(921)	78,257	79,178
ZAR	176,800	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	513	684,517	684,004

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	200,000	02/28/29	8.035%(Q)	3 Month JIBAR(2)(Q)	$—	$699,698	$699,698
ZAR	46,800	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(178)	86,875	87,053
ZAR	140,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	166,270	166,270
ZAR	30,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(176)	76,244	76,420
ZAR	344,070	03/26/30	9.200%(Q)	3 Month JIBAR(2)(Q)	(6,132)	2,607,077	2,613,209
ZAR	56,000	05/06/30	7.650%(Q)	3 Month JIBAR(2)(Q)	(400)	83,528	83,928
ZAR	112,000	09/15/30	6.940%(Q)	3 Month JIBAR(2)(Q)	(1,137)	(231,335)	(230,198)
ZAR	300,000	12/01/30	6.888%(Q)	3 Month JIBAR(2)(Q)	(100,811)	(723,072)	(622,261)
ZAR	126,600	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	(4,274)	84,878	89,152
ZAR	208,000	03/25/31	7.600%(Q)	3 Month JIBAR(2)(Q)	(5,405)	72,630	78,035
ZAR	213,000	04/09/31	7.470%(Q)	3 Month JIBAR(2)(Q)	(5,596)	(74,548)	(68,952)
ZAR	185,220	10/07/31	7.670%(Q)	3 Month JIBAR(2)(Q)	(1,317)	39,355	40,672
					$5,683,402	$(50,264,941)	$(55,948,343)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	2,890,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$(202,721)	$—	$(202,721)	Morgan Stanley & Co. International PLC
CLP	94,000	12/19/27	4.370%(S)	1 Day CLOIS(2)(S)	(7,401)	—	(7,401)	Morgan Stanley & Co. International PLC
CLP	2,420,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	(207,944)	—	(207,944)	Morgan Stanley & Co. International PLC
CLP	842,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	(70,025)	—	(70,025)	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CLP	2,168,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	$(187,885)	$—	$(187,885)	Morgan Stanley & Co. International PLC
CLP	1,080,000	02/01/28	4.200%(S)	1 Day CLOIS(2)(S)	(82,496)	—	(82,496)	Morgan Stanley & Co. International PLC
CLP	1,750,000	03/27/28	4.220%(S)	1 Day CLOIS(2)(S)	(145,235)	—	(145,235)	Citibank, N.A.
CLP	2,092,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	(176,709)	—	(176,709)	Citibank, N.A.
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	57,002	3	56,999	Citibank, N.A.
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)	17,186	—	17,186	Standard Chartered Bank
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)	117,036	—	117,036	Standard Chartered Bank
COP	4,351,000	11/01/26	6.590%(Q)	1 Day COOIS(2)(Q)	(3,911)	—	(3,911)	Morgan Stanley & Co. International PLC
COP	10,220,000	11/04/26	6.770%(Q)	1 Day COOIS(2)(Q)	10,111	—	10,111	Morgan Stanley & Co. International PLC
COP	13,700,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	(148,117)	—	(148,117)	Morgan Stanley & Co. International PLC
COP	5,437,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	(66,868)	—	(66,868)	Morgan Stanley & Co. International PLC
COP	6,670,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	(84,062)	—	(84,062)	Morgan Stanley & Co. International PLC
COP	5,607,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	(59,161)	—	(59,161)	Morgan Stanley & Co. International PLC
COP	9,400,000	07/18/28	6.150%(Q)	1 Day COOIS(2)(Q)	(109,537)	—	(109,537)	Morgan Stanley & Co. International PLC
ILS	7,500	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	29,830	—	29,830	Citibank, N.A.
ILS	3,200	03/06/23	3.525%(A)	3 Month TELBOR(2)(Q)	66,540	—	66,540	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)	$88,884	$—	$88,884	Credit Suisse International
ILS	3,000	04/26/26	1.685%(A)	3 Month TELBOR(2)(Q)	34,436	—	34,436	JPMorgan Chase Bank, N.A.
ILS	5,000	06/24/26	1.660%(A)	3 Month TELBOR(2)(Q)	51,303	—	51,303	Citibank, N.A.
ILS	4,000	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	32,431	—	32,431	Barclays Bank PLC
ILS	7,000	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	85,881	—	85,881	Citibank, N.A.
ILS	3,000	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	61,299	—	61,299	Citibank, N.A.
ILS	2,745	06/22/27	1.845%(A)	3 Month TELBOR(2)(Q)	37,649	—	37,649	Citibank, N.A.
ILS	37,240	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	(493,194)	—	(493,194)	Goldman Sachs International
ILS	22,800	09/07/27	0.488%(A)	3 Month TELBOR(2)(Q)	(282,175)	—	(282,175)	Morgan Stanley & Co. International PLC
ILS	5,600	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	91,698	—	91,698	BNP Paribas S.A.
ILS	38,930	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	696,352	—	696,352	JPMorgan Chase Bank, N.A.
ILS	8,050	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	124,927	—	124,927	HSBC Bank PLC
ILS	12,160	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	39,925	(2,531)	42,456	Citibank, N.A.
ILS	5,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	(53,688)	—	(53,688)	Goldman Sachs International
ILS	19,790	12/09/29	0.813%(A)	3 Month TELBOR(2)(Q)	(266,339)	—	(266,339)	Goldman Sachs International
ILS	31,310	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(490,379)	(241)	(490,138)	Goldman Sachs International
ILS	25,300	05/07/30	0.810%(A)	3 Month TELBOR(2)(Q)	(334,658)	—	(334,658)	Goldman Sachs International
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)	44,357	—	44,357	HSBC Bank PLC
KRW	655,000	10/07/22	1.765%(Q)	3 Month KWCDC(2)(Q)	809	—	809	JPMorgan Chase Bank, N.A.
KRW	3,300,000	04/17/23	2.170%(Q)	3 Month KWCDC(2)(Q)	10,560	(63)	10,623	Morgan Stanley & Co. International PLC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KWCDC(2)(Q)	7,421	—	7,421	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)	$(40,280)	$(7)	$(40,273)	JPMorgan Chase Bank, N.A.
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)	(30,250)	—	(30,250)	Morgan Stanley & Co. International PLC
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)	(53,149)	—	(53,149)	Citibank, N.A.
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)	(13,424)	—	(13,424)	JPMorgan Chase Bank, N.A.
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)	67,278	—	67,278	Morgan Stanley & Co. International PLC
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)	14,239	—	14,239	Citibank, N.A.
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)	(94,644)	(360)	(94,284)	Morgan Stanley & Co. International PLC
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(216,254)	(716)	(215,538)	HSBC Bank PLC
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	9,362	(6)	9,368	Morgan Stanley & Co. International PLC
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	(20,542)	18	(20,560)	Morgan Stanley & Co. International PLC
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)	(93,614)	9	(93,623)	Morgan Stanley & Co. International PLC
RUB	1,846,000	01/12/26	6.360%(A)	3 Month MosPRIME(2)(Q)	(1,865,701)	—	(1,865,701)	Morgan Stanley & Co. International PLC
RUB	1,960,000	02/27/26	6.680%(A)	3 Month MosPRIME(2)(Q)	(1,705,978)	—	(1,705,978)	Morgan Stanley & Co. International PLC
THB	120,000	08/23/23	1.920%(S)	6 Month THBFIX(2)(S)	93,425	—	93,425	Morgan Stanley & Co. International PLC
THB	60,000	07/04/24	1.590%(S)	6 Month THBFIX(2)(S)	33,281	—	33,281	Morgan Stanley & Co. International PLC
THB	28,900	04/30/25	2.560%(S)	6 Month THBFIX(2)(S)	47,180	—	47,180	Citibank, N.A.
THB	173,000	05/07/25	0.795%(S)	6 Month THBFIX(2)(S)	(30,389)	17	(30,406)	HSBC Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
THB	23,000	05/29/30	1.000%(S)	6 Month THBFIX(2)(S)	$(35,506)	$—	$(35,506)	Goldman Sachs International
	3,000	01/26/32	—(3)	—(3)	(15,262)	—	(15,262)	Citibank, N.A.
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(100,806)	—	(100,806)	Citibank, N.A.
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(92,279)	—	(92,279)	Citibank, N.A.
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	154,307	—	154,307	Citibank, N.A.
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	189,977	—	189,977	Citibank, N.A.
					$(5,565,897)	$(3,877)	$(5,562,020)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 Week MUNIPSA quarterly and receives the floating rate of 1 Day SOFR quarterly.

Total return swap agreements outstanding at January 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bonds(T)	1 Day USOIS + 4.50 bps(T)	Goldman Sachs International	2/03/22	27,846	$(1,021,499)	$—	$(1,021,499)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements outstanding at January 31, 2022:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at January 31, 2022
BNP Paribas S.A.	(0.520)%	10/04/21	$10,773,530	Open	$10,412,528
BNP Paribas S.A.	(0.520)%	10/04/21	2,214,848	Open	2,140,633
			$12,988,378		$12,553,161
Open maturity dates - Certain agreements have no stated maturity and can be terminated by either party at any time.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
The aggregate value of Reverse Repurchase Agreements is $12,553,161. Sovereign Bonds with a market value of $12,510,969 have been segregated as collateral to cover the requirements for the reverse repurchase agreements outstanding as of January 31, 2022.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).